Registration No. 2-76645
                                                              File No. 811-3430

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No. ____                                         [   ]


Post-Effective Amendment No. 37                                            [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]


Amendment No. 34                                                           [X]


------------------------------------------------------------------------------
                        OPPENHEIMER U.S. GOVERNMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

------------------------------------------------------------------------------
                  Two World Trade Center, New York, NY 10048
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

------------------------------------------------------------------------------
                                (212) 323-0200
------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

------------------------------------------------------------------------------
                             Andrew J. Donohue, Esq.
------------------------------------------------------------------------------
                             OppenheimerFunds, Inc.
            Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b) [X] On December 28, 1998 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _______________ pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------

                        Oppenheimer U.S. Government Trust
------------------------------------------------------------------------------


Prospectus dated December 28, 1998


      Oppenheimer U.S. Government Trust is a mutual fund that seeks high current income consistent with the preservation of capital. The Fund invests primarily in debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including mortgage-backed securities.


      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.




                                                       (OppenheimerFunds logo)










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                      11
                                      3

Contents

                                 About the Fund


3           The Fund's Objective and Investment Strategies

4           Main Risks of Investing in the Fund

6           The Fund's Past Performance


7     Fees and Expenses of the Fund


9           About the Fund's Investments

13          How the Fund is Managed



                               About Your Account


                              14 How to Buy Shares

            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares


22          Special Investor Services

            AccountLink
            PhoneLink
            OppenheimerFunds Web Site
            Retirement Plans


24          How to Sell Shares

            By Mail
            By Telephone
            By Checkwriting


                            26 How to Exchange Shares

28          Shareholder Account Rules and Policies

29          Dividends, Capital Gains and Taxes

                             31 Financial Highlights



------------------------------------------------------------------------------

About the Fund
------------------------------------------------------------------------------

                                The Fund's Objective and Investment Strategies

------------------------------------------------------------------------------
What Is the Fund's Investment Objective? The Fund's objective is to seek high current income consistent with preservation of capital.
------------------------------------------------------------------------------


What Does the Fund Invest In? The Fund invests mainly in U.S. government securities. These include debt securities that are issued or guaranteed by the United States Treasury, such as Treasury bills, bonds or notes, and securities issued or guaranteed by agencies or entities that are referred to as "instrumentalities" of the U.S. government. The Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations and mortgage participation certificates.

      Not all of the U.S. government securities the Fund buys are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. All of these different types of securities described above are generally referred to as "U.S. government securities" in this prospectus. The Fund can also buy securities issued by private issuers that do not have any U. S. government guarantees.

      The securities the Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities. They may have short, medium or long-term maturities. The Fund can use hedging instruments and other derivative investments to try to enhance income and to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the portfolio managers research the
universe  of  U.S.   government   securities  and  private   mortgage  related
securities and weigh yields and relative values against risks. While this process and the inter-relationship of the factors used may change over time and may vary in particular cases, in general, they look for:
o Sectors of the U.S. government debt market that they believe offer high relative value,
o Securities that have high income potential to help cushion total return against price volatility,
o     Securities that are less sensitive to changes in interest rates,
o     Different types of U.S. government and private issuer securities.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking current income from a fund that also has the goal of preserving capital and invests mainly in U.S. government securities. However, the Fund's share price and income levels will fluctuate. The Fund's share price and distributions are not backed or guaranteed by the U.S. government. The Fund is intended to be a long-term investment, not a short-term trading vehicle. It may be appropriate for moderately conservative investors seeking current income and may be appropriate for a portion of a retirement plan's investments, but not if you need assured levels of income.


Main Risks of Investing in the Fund

      All investments carry risks to some degree. The Fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements (this is referred to as "market risk"), or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). Changes in interest rates can also affect the prices of debt securities (this is known as "interest rate risk"). Mortgage-related securities may also be subject to "prepayment risk," which can affect their yields and price volatility.

      These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by not investing too great a percentage of the Fund's assets in any one type or issue of debt security (other than direct Treasury obligations, which have little credit risk). However, changes in the overall market prices of securities and their yield can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.


      |X| Interest Rate Risks. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities generally fall, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.


      At times the Fund may buy longer-term debt securities to seek higher income. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more when interest rates change. The Fund may buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments), and have prices that may go up or down more than other types of debt securities in response to those changes.


      |X| Prepayment Risk. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.



      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.


      |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. While securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk and securities issued by other agencies of the U.S. government generally have low credit risks, securities issued by private issuers may have greater credit risks. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced.

      |X| There are Special Risks in Using Derivative Investments. The Fund may use derivatives to seek increased returns or to try to hedge investment risks and preserve capital. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, stripped securities, collateralized mortgage obligations, and interest rate swaps are examples of derivatives.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

How Risky is the Fund Overall? Although U.S. government securities that are backed by the full faith and credit of the U.S. government have little credit risk, they are subject to interest rate risks. Collateralized mortgage obligations and other mortgage related securities in particular are subject to a number of risks that can affect their values. These risks can cause the Fund's share price to fluctuate and can affect its yield. In the OppenheimerFunds spectrum, the Fund is generally less aggressive than other types of bond funds, particularly those that invest in lower-grade securities. It is more risky than a money market fund or a fund that invests only in U.S. Treasury securities.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

      The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the past ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)
    [See appendix to prospectus for data in bar chart showing annual total returns]



For the period from 1/1/98 through 9/30/98, the cumulative return (not annualized) for Class A shares was 6.39%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 6.02% (2Q'89) and the lowest return (not annualized) for a calendar quarter was -2.06% (1Q'94).


 -----------------------------------------------------------------------------

 Average      Annual                                          Past 10 Years
 Total  Returns  for                       Past 5 Years            (or
 the periods  ending                    (or life-of-class,   life-of-class,
 December 31, 1997      Past 1 Year          if less)           if less)

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

   Class A Shares          5.11%               6.09%              7.67%

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

   Class B Shares          4.54%              6.51%*               N/A

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Class C Shares            8.56%              6.02%*               N/A

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class Y Shares             N/A*                N/A                N/A
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Lehman Bros. U.S.
 Government Bond           9.59%               7.34%             8.88%*
 Index

 -----------------------------------------------------------------------------

* Inception  dates of classes:  Class A: 8/16/85.  Class B: 7/21/95.  Class C:
12/1/93. Class Y: 5/18/98. The index performance is shown from 12/31/87.

The Fund's average annual total returns in the table include the applicable sales charge for Classes A, B and C shares: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 3% (life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in U.S. government securities, the Fund's performance is compared to the Lehman Brothers U.S. Government Bond Index, an unmanaged market-weighted index of U.S. government securities with maturities of 1 year or more. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs, and the Fund's investments may vary from those in the index.


Fees and Expenses of the Fund

      The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 1998.

Shareholder Fees (charges paid directly from your investment):

  ----------------------------------------------------------------------------
                                          Class B      Class C      Class Y
                         Class A Shares    Shares       Shares      Shares
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

  Maximum Sales Charge
  (Load) on purchases
  (as % of offering          4.75%          None         None        None
  price)

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

  Maximum Deferred
  Sales Charge (Load)
  (as % of the lower of
  the original offering      None1          5%2          1%3         None
  price or redemption
  proceeds)

  ----------------------------------------------------------------------------

1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

  ----------------------------------------------------------------------------
                             Class A      Class B       Class C     Class Y
                              Shares       Shares       Shares      Shares
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

      Management Fees             0.59%        0.59%        0.59%       0.59%

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

  Distribution      and/or        0.24%        1.00%        1.00%         N/A
  Service (12b-1) Fees

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

  Other Expenses                  0.20%        0.19%        0.19%       0.14%

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

  Total  Annual  Operating        1.03%        1.78%        1.78%       0.73%
  Expenses

  ----------------------------------------------------------------------------

Numbers in the chart are based on the Fund's expenses in its last fiscal year, ended 8/31/98. Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


      The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

  ----------------------------------------------------------------------------
      If shares are
        redeemed:           1 Year        3 Years       5 Years    10 Years1
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  Class A Shares                  $575          $787        $1,017     $1,675
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  Class B Shares                  $681          $860        $1,164     $1,716
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  Class C Shares                  $281          $560          $964     $2,095
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
  Class Y Shares                   $75          $233          $406       $906
  ----------------------------------------------------------------------------

 ------------------------------------------------------------------------------
   If shares are not
       redeemed:            1 Year        3 Years       5 Years     10 Years1
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class A Shares                   $575          $787        $1,017      $1,675
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class B Shares                   $181          $560          $964      $1,716
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class C Shares                   $181          $560          $964      $2,095
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Class Y Shares                    $75          $233          $406        $906
 ------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include the contingent deferred sales charges. 1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.


  About the Fund's Investments


The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described in this Prospectus.

      [_] Under normal market conditions, as a fundamental policy the Fund invests at least 80% of its total assets in U.S. government securities.
      [_] U.S. government securities the Fund buys are issued or guaranteed by the U.S. government or its agencies or instrumentalities.
      [_] The Fund can also buy some securities of private issuers that have no government backing.

      The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.


U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or U.S. government agencies or instrumentalities:

      |X| U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years), and Treasury bonds (having maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

      |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage related securities that have different levels of credit support from the U.S.
government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association (called "Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association ("Fannie Mae") bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporationobligations ("Freddie Macs").Mac") obligations.


      [_] Mortgage-Related U.S. Government  Securities.  These include interests
in  pools  of   residential   or   commercial   mortgages,   in  the  form  of
collateralized   mortgage   obligations   ("CMOs")  and  other  "pass-through"
mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have significant amounts of its assets invested in mortgage related U.S. government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.


      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced and the Fund may have to reinvest the prepayment proceeds at lower interest rates, which could reduce its yield. When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-shorter-term debt securities. That volatility will affect the Fund's share prices.

      CMOs issued by private issuers are not U.S. government securities, and are subject to greater credit risks than CMOs that are U.S. government securities.

      |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

      |X| Portfolio Turnover. The Fund may engage in some short-term trading to try to achieve its objective. While portfolio turnover may affect transaction costs the Fund pays, in most cases it does not pay brokerage commissions on debt securities it buys. excess The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.
      |X| Private-Issuer Securities. The Fund can invest a substantial portion of its assets in securities issued by private issuers, that do not offer the credit backing of U.S. government securities. Primarily these include mortgage-related securities of private issuers, such as multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. The Fund can buy other types of asset-backed securities collateralized by loans or other assets or receivables.

     Private issuer securities are subject to the credit risks of the issuers. There is the risk that the issuers may not make timely payment of interest or repay principal when due, although in some cases they may be supported by insurance or guarantees. The Fund limits its investments in private issuer securities to securities rated within the four highest rating categories of Moody's Investors Service, Inc. or Standard & Poor's Rating Service, or, if unrated, assigned a comparable rating by the Manager. These are known as "investment-grade" securities. A reduction in the rating of a security after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. government and private issuer debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. They may be securities issued by the U.S. government or private issuers. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When the rates of prepayments tend to fall, the timing of cash flows to these securities is delayed. The market for these securities may be limited, making it difficult for the Fund to sell its holdings at an acceptable price.

      |X| "When-Issued" and Delayed-Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date.


      |X| Repurchase and Reverse Repurchase Agreements. In a repurchase agreement, the Fund buys a security and simultaneously agrees to sell it back at a higher price in the future. Delays or losses could occur if the other party to the agreement defaults or becomes insolvent. In a reverse repurchase agreement, the Fund sells securities and simultaneously agrees to buy them back at a higher price in the future (the difference in price the Fund pays is deemed to be interest). These are used primarily for cash management and liquidity purposes.


     |X| Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, collateralized mortgage obligations and other mortgage-related securities, as well as exchange-traded options, futures contracts and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income, such as interest rate swap agreements.


      Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

      |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, interest rate swaps and options on futures and debt securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging investments in seeking its goal.

      The Fund could buy and sell options and futures for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

      Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Writing covered call options might also provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.


      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.


      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.


Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.


      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.



How the Fund Is Managed


The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $85 billion as of September 30, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


      FundPortfolio Managers. The Fund is managed by John Kowalik, Leslie Falconio and Gina Palmieri. Mr. Kowalik, who became the lead portfolio manager of the Fund on October 27, 1998, is a Vice President of the Fund and a Senior Vice President of the portfolio manager of the Fund since July 15, 1997.Manager. Prior to joining the Manager in July 1998, he was Managing Director and senior portfolio manager for Prudential Investments Global Fixed Income Group.

      Ms. Falconio and Ms. Palmieri are associate portfolio managers of the Fund (since December 1996) and Assistant Vice Presidents of the Manager. Prior to joining the Manager in December 1995, Ms. Falconio was a co-manager of the short and intermediate government funds at Prudential Funds (May 1995 - November since July 15, 1997.1995) and a member of the portfolio management team for mortgage-backed securities at MetLife Investments (1992 - April 1995). Before joining the Manager in March 1994, Ms. Palmieri was a member of the portfolio management team for mortgage-backed securities at MetLife Investment (1992 - February 1996, Mr. Webman was1994). Each member of the management team holds similar positions with other Oppenheimer funds.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $100 million, 0.57% of the next $100 million, 0.55% of the next $400 million, and 0.50% of average annual net assets in excess of $800 million. The Fund's management fee for its last fiscal year ended August 31, 1998 was 0.59% of average annual net assets for each class of shares.



------------------------------------------------------------------------------
About Your Account
------------------------------------------------------------------------------

How to Buy Shares


How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, or directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.


      |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

      |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before your make a purchase to be sure that the Fund is appropriate for you.

      |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.


      |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House (ACH) transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

      |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.


     [_] With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.


     [_] Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.


     [_] The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.


At What Price Are Shares Sold? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.


     [_] The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. (All references to time in this Prospectus mean "New York time").


      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.


     [_] To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

     [_] If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.


------------------------------------------------------------------------------
What Classes of Shares Does the Fund Offer? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------

      |X| Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The contingent deferred sales charge rates are listed in "How Can I Buy Class A Shares?" below.


      |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within six years of buying them, you will normally pay a contingent  deferred  sales charge.  That  contingent  deferred sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
      |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.


      |X|  Class  Y  Shares.   Class  Y  shares  are  offered  only  to  certain
institutional investors that have special agreements with the Distributor.



Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

      |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C .


     [_] Investing for the Short Term. If you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.


      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.


     [_] Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.


      Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

      |X| Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.


      |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.


How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

   --------------------------------------------------------------------------

                                           Front-End Sales
                          Front-End Sales  Charge As a
                          Charge As a      Percentage of     Commission As
                          Percentage of    Net               Percentage of
   Amount of Purchase     Offering Price   Amount Invested   Offering Price

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

   Less than $50,000           4.75%             4.98%            4.00%

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

   $50,000 or more but         4.50%             4.71%            3.75%
   less than $100,000

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

   $100,000 or more but        3.50%             3.63%            2.75%
   less than $250,000

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

   $250,000 or more but        2.50%             2.56%            2.00%
   less than $500,000

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

   $500,000 or more but        2.00%             2.04%            1.60%
   less than $1 million

   --------------------------------------------------------------------------


      |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in Appendix C to the Statement of Additional Information. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. For those retirement plan accounts, the commission is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.1

1 No commission will be paid on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.


      In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in Appendix C to the Statement of Additional Information.


      The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.

How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

      |X| Waivers of Class A Sales Charges. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in Appendix C to the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.


How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

      [_] the amount of your account value represented by an increase in net asset value over the initial purchase price, [_] shares purchased by the reinvestment of dividends or capital gains distributions, or
      [_] shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.


      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
      1. shares acquired by reinvestment of dividends and capital gains distributions,
      2. shares held for over 6 years, and
      3. shares held the longest during the 6-year period.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

   --------------------------------------------------------------------------

   Years Since Beginning of Month in    Contingent Deferred Sales Charge on
   Which                                Redemptions in That Year
   Purchase Order was Accepted          (As % of Amount Subject to Charge)

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

                  0 - 1                                 5.0%

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

                  1 - 2                                 4.0%

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

                  2 - 3                                 3.0%

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

                  3 - 4                                 3.0%

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

                  4 - 5                                 2.0%

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

                  5 - 6                                 1.0%

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

             6 and following                            None

   --------------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


      |X| Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.


How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

      [_] the amount of your account value represented by the increase in net asset value over the initial purchase price,

o shares purchased by the reinvestment of dividends or capital gains distributions, or

o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.


      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
      1. shares acquired by reinvestment of dividends and capital gains distributions,
      2. shares held for over 12 months, and
      3. shares held the longest during the 12-month period.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans, for example. Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors are not able to buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. An exception is that the time those orders must be received by the Distributor or its agents or by the Transfer Agent is the same for Class Y as for other share classes. However, those instructions must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Distribution and Service (12b-1) Plans.

      |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to reimburse dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

      |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.


      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.


Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

      o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
      o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.


      [_] Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

      [_] Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

      [_] Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.


Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.


Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other OppenheimerFunds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.


Retirement Plans. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that can be used by individuals and employers:


     [_] Individual Retirement Accounts (IRAs), including regular IRAs, Roth IRAs, SIMPLE IRAs, rollover and Education IRAs. [_] SEP-IRAs, which are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals. [_] 403(b)(7) Custodial Plans, that are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations. [_] 401(k) Plans, which are special retirement plans for businesses. [_] Pension and Profit-Sharing Plans, designed for businesses and self-employed individuals.

      Please  call  the   Distributor  for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares


      You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must conform with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by telephone or by writing a check against your account. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
      [_] You wish to redeem $50,000 or more and receive a check
      [_] The redemption check is not payable to all shareholders  listed on the account statement

      [_] The redemption check is not sent to the address of record on your account statement
      [_] Shares are being transferred to a Fund account with a different owner or name
      [_] Shares are being redeemed by someone (such as an Executor) other than the owners


      |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.


      |X| Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

      |X| Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1-800-852-8457.


How Do I Sell Shares by Mail?   Write a letter of instructions that includes:
      o Your name
      o The Fund's name
      o Your Fund account number (from your account statement)
      o The dollar amount or number of shares to be redeemed
      o Any special payment instructions
      o Any share certificates for the shares you are selling
      o The  signatures  of all  registered  owners  exactly as the account is registered, and

      o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.


------------------------------------------------------------------------------
Use the following address for requests by mail:
------------------------------------------------------------------------------
------------------------------------------------------------------------------
OppenheimerFunds Services
------------------------------------------------------------------------------
P.O. Box 5270, Denver, Colorado 80217-5270

------------------------------------------------------------------------------
Send courier or express mail requests to:
------------------------------------------------------------------------------
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds retirement plan account or under a share certificate by telephone.

      o     To  redeem   shares   through  a  service   representative,   call
1-800-852-8457
      o     To redeem shares automatically on PhoneLink, call 1-800-533-3310


      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

              Are There Limits on Amounts Redeemed by Telephone?

      |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

How Do I Write Checks Against My Account? To write checks against your Fund account, request that privilege on your account Application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1-800-525-7048 to request checkwriting for an account in this Fund with the same registration as the other account.

      o Checks can be written to the order of whomever you wish, but may not be cashed at the Fund's bank or Custodian.
      o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
      o  Checks must be written for at least $100.
      o Checks cannot be paid if they are written for more than your account value.
      o You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
      o Don't use your checks if you changed your Fund account number, until you receive new checks.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

How to Exchange Shares

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

      o Shares of the fund selected for exchange must be available for sale in your state of residence.
      o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
      o You must meet the minimum purchase requirements for the fund you purchase by exchange.
      o Before exchanging into a fund, you should obtain and read its prospectus.


      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:


      |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.


      |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:

     [_] Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time and/or price

      |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
      |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies


More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.


      |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

      |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

      |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

      |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.


      |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


      |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with securities from the Fund's portfolio.

      |X| "Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

      |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.


Dividends, Capital Gains and Taxes


Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income each regular business day and pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A and Class Y.

      Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:


      |X| Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

      |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

      |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.


      |X| Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.


Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Mutual fund distributions from U.S. government securities are generally free from state and local income taxes. However, particular states may limit that benefit, and some types of securities, such as repurchase agreements and asset-backed securities, may not qualify for that benefit.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      |X| Avoid "Buying a Dividend." If you buy shares just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

      |X| Remember There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.
Any capital gain is subject to capital gains tax.


      |X| Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to
shareholders.   If  that  occurs,   it  will  be   identified  in  notices  to
shareholders.


      This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.


Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS      CLASS A

---------------------------------------------------------------
                          YEAR ENDED AUGUST 31,              YEAR ENDED JUNE
30,
                              1998      1997      1996(/3/)      1996
1995      1994
-------------------------------------------------------------------------------
PER SHARE OPERATING DATA


Net asset value,
beginning of period          $9.48     $9.23     $9.30          $9.51
$9.20     $9.95
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income          .65       .71       .10            .67
 .68       .67
Net realized and
unrealized gain (loss)         .26       .23      (.07)          (.21)
 .31      (.74)
                             -----     -----     -----          -----
-----     -----
Total income (loss) from
investment operations          .91       .94       .03            .46
 .99      (.07)
-------------------------------------------------------------------------------
Dividends and
distributions
to shareholders:
Dividends from net
investment income             (.65)     (.69)     (.10)          (.66)
(.68)     (.64)
Dividends in excess of
net investment income           --        --        --             --
--      (.01)
Tax return of capital
distribution                    --        --        --           (.01)
--      (.03)
                              ----      ----      ----          -----
----     -----
Total dividends and
distributions to
shareholders                  (.65)     (.69)     (.10)          (.67)
(.68)     (.68)
-------------------------------------------------------------------------------
Net asset value, end of
period                       $9.74     $9.48     $9.23          $9.30
$9.51     $9.20
                             =====     =====     =====          =====
=====     =====

-------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE(/5/)              9.26%    10.45%     0.42%          4.91%
11.22%    (1.17)%

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of
period (in thousands)     $573,792  $468,809  $503,693       $504,966
$312,607  $310,027
-------------------------------------------------------------------------------
Average net assets (in
thousands)                $516,173  $478,410  $508,123       $452,236
$307,306  $355,698
-------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income         6.17%     7.58%     6.64%(/6/)     7.07%
7.32%     6.61%
Expenses                      1.03%     1.06%     1.09%(/6/)     1.08%
1.09%     1.14%
-------------------------------------------------------------------------------
Portfolio turnover
rate(/7/)                     79.5%     42.6%      5.6%         399.7%
303.5%    139.5%

1. For the period from May 18, 1998  (inception of offering) to August 31, 1998.
2. For the period from December 1, 1993 (inception of offering) to June 30, 1994. 3. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. 4. For the period from July 21, 1995 (inception of offering) to June 30, 1996. 5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 6. Annualized. 7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the period ended August 31, 1998 were $822,053,654 and $626,901,145, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.

 FINANCIAL HIGHLIGHTS       CLASS B
 (CONTINUED)                ---------------------------------------------
                                                                    PERIOD ENDED
                            YEAR ENDED AUGUST 31,                JUNE 30,
                                1998     1997     1996(/3/)          1996(/4/)
-------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning
of period                      $9.47    $9.22    $9.29              $9.40
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income            .56      .64      .09                .56
Net realized and
unrealized gain (loss)           .27      .23     (.07)              (.11)
                               -----    -----    -----               ----
Total income (loss) from
investment operations            .83      .87      .02                .45
-------------------------------------------------------------------------------
Dividends and
distributions to
shareholders:
Dividends from net
investment income               (.57)    (.62)    (.09)              (.55)
Dividends in excess of net
investment income                 --       --       --                 --
Tax return of capital
distribution                      --       --       --               (.01)
                                ----     ----     ----              -----
Total dividends and
distributions to
shareholders                    (.57)    (.62)    (.09)              (.56)
-------------------------------------------------------------------------------
Net asset value, end of
period                         $9.73    $9.47    $9.22              $9.29
                               =====    =====    =====              =====

-------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(/5/)                      8.45%    9.63%    0.28%              4.80%

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)              $118,873  $52,301  $36,504            $30,737
-------------------------------------------------------------------------------
Average net assets (in
thousands)                  $ 76,030  $41,420  $35,078            $19,227
-------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income           5.33%    6.77%    5.82%(/6/)
6.44%(/6/)
Expenses                        1.78%    1.81%    1.88%(/6/)
1.93%(/6/)
-------------------------------------------------------------------------------
Portfolio turnover
rate(/7/)                       79.5%    42.6%     5.6%             399.7%

1. For the period from May 18, 1998  (inception of offering) to August 31, 1998.
2. For the period from December 1, 1993 (inception of offering) to June 30, 1994. 3. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. 4. For the period from July 21, 1995 (inception of offering) to June 30, 1996. 5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 6. Annualized. 7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the period ended August 31, 1998 were $822,053,654 and $626,901,145, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.

FINANCIAL HIGHLIGHTS      CLASS
C                                                        CLASS Y
(CONTINUED)
--------------------------------------------------------       ------------

PERIOD ENDED
                          YEAR ENDED AUGUST 31,           YEAR ENDED JUNE
30,              AUGUST 31,
                             1998     1997     1996(/3/)     1996     1995
1994(/2/)          1998(/1/)
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value,
beginning of period         $9.47    $9.22    $9.29         $9.50    $9.19
$9.83             $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income         .56      .64      .09           .60
 .61     .33                .18
Net realized and
unrealized gain (loss)        .26      .23     (.07)         (.21)     .30
(.64)              (.26)
                            -----    -----    -----         -----    -----
-----             ------
Total income (loss) from
investment operations         .82      .87      .02           .39      .91
(.31)              (.08)
--------------------------------------------------------------------------------
Dividends and
distributions
to shareholders:
Dividends from net
investment income            (.57)    (.62)    (.09)         (.59)    (.60)
(.33)              (.18)
Dividends in excess of
net investment income          --       --       --            --
--      --                 --
Tax return of capital
distribution                   --       --       --          (.01)
--      --                 --
                             ----     ----     ----         -----     ----
----               ----
Total dividends and
distributions
to shareholders              (.57)    (.62)    (.09)         (.60)    (.60)
(.33)              (.18)
--------------------------------------------------------------------------------
Net asset value, end of
period                      $9.72    $9.47    $9.22         $9.29    $9.50
$9.19             $ 9.74
                            =====    =====    =====         =====    =====
=====             ======

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE(/5/)             8.34%    9.65%    0.28%         4.11%   10.31%
(3.12)%             2.83%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of
period (in thousands)     $40,456  $21,625  $18,547       $18,531  $11,019
$4,261                 $1
--------------------------------------------------------------------------------
Average net assets (in
thousands)                $27,135  $19,505  $18,620       $15,766  $ 6,503
$2,173                 $1
--------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income        5.36%    6.81%    5.90%(/6/)    6.27%    6.44%
5.97%(/6/)         1.77%(/6/)
Expenses                     1.78%    1.80%    1.84%(/6/)    1.85%    1.89%
1.96%(/6/)         0.73%(/6/)
--------------------------------------------------------------------------------
Portfolio turnover
rate(/7/)                    79.5%    42.6%     5.6%        399.7%   303.5%
139.5%              79.5%

1. For the period from May 18, 1998  (inception of offering) to August 31, 1998.
2. For the period from December 1, 1993 (inception of offering) to June 30, 1994. 3. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. 4. For the period from July 21, 1995 (inception of offering) to June 30, 1996. 5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 6. Annualized. 7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the period ended August 31, 1998 were $822,053,654 and $626,901,145, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.

 Oppenheimer U.S. Government Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For More Information:
The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

---------------------------------------------------------------------------
How to Get More Information:
---------------------------------------------------------------------------

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.


SEC File No. 811-3430

PR0220.001.1298 Printed on recycled paper.

                            Appendix to Prospectus of
                        Oppenheimer U.S. Government Trust


      Graphic material included in the Prospectus of Oppenheimer U.S. Government Trust "Annual Total Returns (Class A)(% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer U.S. Government Trust (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the nine most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                Oppenheimer
Year                    U.S. Government Trust
                                  Ended Class A
                                     Shares

12/31/88                  6.84%
12/31/89                11.93%
12/31/90                  7.63%
12/31/91                15.24%
12/31/92                  5.04%
12/31/93                  8.00%
12/31/94                 -1.28%
12/31/95                14.94%
12/31/96                  4.34%
12/31/97                10.36%

                              Oppenheimer U.S. Government Trust

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated December 28, 1998

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 28, 1998. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                            Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks.. 2
    The Fund's Investment Policies..................................... 2
    Other Investment Techniques and Strategies......................... 6
    Investment Restrictions............................................ 17
How the Fund is Managed ............................................... 18
    Organization and History........................................... 18
    Trustees and Officers.............................................. 20
    The Manager........................................................ 25
Brokerage Policies of the Fund......................................... 27
Distribution and Service Plans......................................... 29
Performance of the Fund................................................ 32


About Your Account

How To Buy Shares...................................................... 38
How To Sell Shares..................................................... 46
How To Exchange Shares................................................. 51
Dividends, Capital Gains and Taxes..................................... 53
Additional Information About the Fund.................................. 55


Financial Information About the Fund

Independent Auditors' Report........................................... 56
Financial Statements................................................... 57

Appendix A: Ratings Definitions........................................ A-1
Appendix B: Industry Classifications................................... B-1
Appendix C: Special Sales Charge Arrangements and Waivers.............. C-1


------------------------------------------------------------------------------

ABOUT THE FUND
------------------------------------------------------------------------------

    Additional Information About the Fund's Investment Policies and Risks


      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.


     [_] Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.


      Prepayment  risks can lead to substantial  fluctuations  in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.


      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on the Fund's mortgage-related securities were to decrease broadly, the Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.


      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.


            [_] Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1)pass-through certificates issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac,
(2)unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs,
(3) unsecuritized conventional mortgages, (4) other mortgage-related securities, or (5) any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.


      [_] U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. government entities or instrumentalities, some of which are described below.


     [_] GNMA Certificates. The Government National Mortgage Association ("GNMA") is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. GNMA Certificates are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The GNMA Certificates in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the GNMA Certificates, whether or not the interest on the underlying mortgages has been collected by the issuers.


      The GNMA Certificates purchased by the Fund are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of GNMA Certificates on account of the mortgages backing the Certificates will be sufficient to make the required payments of principal of and interest on those Certificates. However if those payments are insufficient, the guaranty agreements between the issuers of the Certificates and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.


      Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      GNMA Certificates are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, GNMA Certificates do not constitute a liability of those issuer, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA. Holders of GNMA Certificates (such as the Fund) have no security interest in or lien on the underlying mortgages.


      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the GNMA Certificates held by the Fund. All of the mortgages in the pools relating to the GNMA Certificates owned by the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on 1-to-4-family dwellings underlying certain GNMA Certificates have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.


     [_] Federal Home Loan Mortgage Corporation Certificates. FHLMC, a corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in: (i) interest payments less servicing and guarantee fees,
(ii) principal prepayments and (iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the United States.

     [_] Federal National Mortgage Association (Fannie Mae) Certificates. Fannie Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than Fannie Mae.

     [_] Treasury Inflation-Protection Securities. The Fund can buy these U.S. Treasury securities, called "TIPS," that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

      [_]   Zero-Coupon   Securities.   The  Fund  may  buy   zero-coupon   U.S.
government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.


      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

     [_] Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, although the Fund does not expect to have a portfolio turnover rate of more than 100%. Increased portfolio turnover could create higher transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.


Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

     [_] Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.


      The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books cash, U.S. government securities or other high-grade debt securities in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.


     [_] Commercial (Privately-Issued) Mortgage Related Securities. The Fund may invest in commercial mortgage-related securities issued by private entities. Generally these are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.


      [_] "Stripped" Mortgage Related Securities. The Fund may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.


      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.


      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.


      [_] Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time.


      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.


     [_] Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements as a cash management tool, but not as a source of leverage for investing. When the Fund enters into a reverse repurchase agreement, it segregates on its books an amount of cash or U.S. government securities equal in value to the purchase price of the securities it has committed to buy, plus accrued interest, until the payment is made to the seller. Before the Fund enters into a reverse repurchase agreement, the Manager evaluates the creditworthiness of the seller, typically a bank or broker-dealer. As a fundamental policy, the Fund will not enter into a reverse repurchase agreement unless the securities that collateralize the transaction have a maturity date not later than the settlement date of the transaction.


      |X| Floating Rate and Variable Rate Obligations. Some of the securities the Fund can purchase have variable or floating interest rates. Variable rates are adjusted at stated periodic intervals. Variable rate obligations can have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.


      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.


      |X| Inverse Floaters. The Fund can invest in a type of variable rate instrument known as an "inverse floater." These pay interest at rates that vary as the rates on bonds change. However, the rates of interest on inverse floaters move in the opposite direction of yields on other bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile.


      Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term interest rates. As long as the yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund will invest in inverse floaters to seek higher yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless. Inverse floaters are a form of derivative investment.


      |X| When-Issued and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. from The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the
opportunity   to  obtain  the  security  at  a  price  and  yield  it  considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.
      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books cash, U.S. government securities or other high grade debt obligations at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.


     [_] Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. As a fundamental policy, these loans are limited to not more than 25% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.


      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.


      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.


      [_]  Derivatives.   The  Fund  can  invest  in  a  variety  of  derivative
investments to seek income or for hedging purposes. A number of these derivative investments have been described above. Some other derivative investments the Fund may use are the hedging instruments described below in this Statement of Additional Information.


     [_] Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:

      [_]  sell futures contracts,
      [_]  buy puts on such futures or on securities, or
      [_] write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
      [_]  buy futures, or
      [_]  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

     [_] Futures. The Fund can buy and sell futures contracts that relate to debt securities (these are referred to as "interest rate futures"). An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction at a specified future date. Either party could also enter into an offsetting contract to close out the position.


      No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.


    [_] Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

          [_] Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 100% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.


      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

          [_] Writing Put Options. The Fund may sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

          [_] Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.


      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

    [_] Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.


      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.


      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.


      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.


      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.


      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.


      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

    [_] Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.


      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.


      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."


    [_] Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.


      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.


      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.


                             Investment Restrictions

    [_] What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      [_] 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or [_] more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      [_] Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.


    [_] The Fund cannot enter into repurchase agreements maturing in more than seven days nor invest in securities that are restricted as to their resale or that are not readily convertible to cash ("illiquid securities"), nor invest in securities for which market quotations are not readily available if more than 10% of the Fund's total assets would be invested in those securities.


    [_] The Fund cannot make loans. However, it can buy the debt securities that its investment policies and restrictions permit it to purchase, whether or not those securities are subject to repurchase agreements. The Fund may also lend its portfolio securities as described in "Loans of Portfolio Securities."

     [_] The Fund cannot borrow money in excess of 10% of the value of its net assets. It can borrow only as a temporary measure for extraordinary or emergency purposes. It cannot make any investments when its borrowings exceed 5% of the value of its assets. No assets of the Fund may be pledged, mortgaged or hypothecated to secure a debt. However, the escrow arrangements involved in options trading are not considered to involve a mortgage, hypothecation or pledge for this purpose.

     [_] The Fund cannot purchase securities on margin or make short sales of securities. However, the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other fundamental policies.

      [_]   The Fund cannot invest in real estate.

      [_]   The Fund cannot underwrite securities of other companies.

     [_] The Fund cannot invest in securities of other investment companies, except if it acquires them as part of a merger, consolidation or acquisition of assets.

      [_] The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      As a non-fundamental policy, the Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      The Fund will not invest 25% or more of its assets in investments in any industry. There is no limit, however, on the Fund's investments in obligations of the U.S. government or its agencies or instrumentalities. For purposes of the Fund's policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.


                             How the Fund is Managed


Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1982. Prior to August 16, 1985, the Fund operated as a money market fund with a fixed net asset value per share. Effective August 16, 1985, the Fund changed its investment objective and ceased to be a money market canfund. It can currently invest in securities of any maturity.


      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     [_] Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares: Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class of shares:
o      has its own dividends and distributions,
o      pays certain expenses which may be different for the different classes,
o      may have a different net asset value,
o may have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      |_| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.


      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are Trustees or Directors of the following New York-based Oppenheimer funds2:

2 Ms.  Macaskill  is not a  Director  of Oppenheimer  Money Market  Fund,  Inc.


  Oppenheimer  California  Municipal  Fund  Oppenheimer  Large Cap  Growth  Fund
  Oppenheimer Capital Appreciation Fund     Oppenheimer Money Market Fund, Inc.
Fund
  Oppenheimer Developing Markets Fund       Oppenheimer   Multiple   Strategies
                                             Fund

Fund
  Oppenheimer Discovery Fund                Oppenheimer   Multi-Sector   Income
                                             Trust
  Oppenheimer Enterprise Fund               Oppenheimer  Multi-State  Municipal
                                             Trust
  Oppenheimer Global Fund                   Oppenheimer Municipal Bond Fund
  Oppenheimer Global Growth & Income Fund   Oppenheimer New York Municipal Fund
  Oppenheimer  Gold  &  Special  Minerals   Oppenheimer Series Fund, Inc.
  Fund
  Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
  Oppenheimer International Growth Fund     Oppenheimer World Bond Fund


  Oppenheimer     International     Small
  Company Fund

      Ms. Macaskill and Messrs. Spiro, Donohue, Bowen, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of December 1, 1998, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. Ms. Macaskill and Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age 73
280 Park Avenue, New York, NY 10017
General Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee, Age 65
19750 Beach Road, Jupiter Island, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc. (October 1995 to December 1997); Vice President (June 1990 to March 1994) and General Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director (July 1978 to October 1993) and General Counsel of the Distributor, OppenheimerFunds Distributor, Inc.; Executive Vice President and a director (April 1986 to October 1995) of HarbourView Asset Management Corporation; Vice President and a director (October 1988 to October 1993) of Centennial Asset Management Corporation, (HarbourView and Centennial are investment adviser subsidiaries of the Manager); and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee, Age 75
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of  Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.


Bridget A. Macaskill,* President and Trustee, Age 50
Two World Trade Center, 34th Floor, New York, NY 10048-0203
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director
(since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997)  of   OppenheimerFunds   International  Ltd.,  an  offshore  fund  manager
subsidiary of the andManager ("OFIL"); Chairman, President and a director of Oppenheimer Millennium Funds plc (since October 1997); President and a director or trustee of other Oppenheimer funds; Member, Board of Governors, NASD, Inc.; and a director of Hillsdown Holdings plc (a U.K. food company); formerly a director (until 1998) of NASDAQ Stock Market, Inc.


Elizabeth B. Moynihan, Trustee, Age 69
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004

Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee, Age 71
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texas Cogeneration Company (cogeneration company), Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The
Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.


Edward V. Regan, Trustee, Age 68
40 Park Avenue, New York, New York 10016

Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age 67
8 Sound Shore Drive, Greenwich, Connecticut 06830
Retired Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.

Donald W. Spiro,* Vice Chairman and Trustee, Age 73
Two World Trade Center, 34th Floor, New York, NY 10048-0203

Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee, Age 86
498 Seventh Avenue, New York, New York 10018

Chairman and Chief Executive Officer of P.T. Concept (design and sale of women's fashions).

Clayton K. Yeutter, Trustee, Age 68
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counselor to the President
(Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, U.S. Trade Representative, formerly a director of B.A.T. Industries, Ltd. (tobacco and financial
services),   IMC  Global   (fertilizer)  and  Lindsay  Mfg.  Co.   (irrigation
equipment).
John S. Kowalik, Vice President and Portfolio Manager; Age 41
Two World Trade Center, 34th Floor, New York, New York 10048-0203
Vice President of the Manager (since July 1998); previously a Managing Director and senior portfolio manager for Prudential Investments Global Fixed Income Group.


Andrew J. Donohue, Secretary, Age 48

Two World Trade Center, 34th Floor, New York, New York 10048-0203 Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President and a director of OFIL and Oppenheimer
Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.


George C. Bowen, Treasurer, Age 62
6803 South Tucson Way, Englewood, Colorado 80112

Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Assistant Treasurer of OAC (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OFIL and Oppenheimer Millennium Fund plc (since October 1997); a trustee or director and an officer of other Oppenheimer funds; formerly Treasurer of OAC (June 1990 March 1998).


Robert G. Zack, Assistant Secretary, Age 50

Two World Trade Center, 34th Floor, New York, New York 10048-0203 Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November
1989); Assistant Secretary of Oppenheimer Millennium Funds plc and OFIL (since October 1997); an officer of other Oppenheimer funds.


Robert J. Bishop, Assistant Treasurer, Age 40
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.


Scott T. Farrar, Assistant Treasurer, Age 33
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.


      |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended August 31, 1998. The compensation from all of the New York-based Oppenheimer funds (including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1997.

  ----------------------------------------------------------------------------

                                                                           Total
                                                                    Compensation
                                                                        From all
                                             Retirement        New York
                                             Benefits          based
                           Aggregate         Accrued as Part   Oppenheimer
  Trustee's Name           Compensation      of Fund           Funds (20
  and Position             from Fund         Expenses          Funds)1

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

         Leon Levy
  Chairman                      $18,233           $6,085          $158,500

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

      Robert G. Galli
  Study Committee Member2       $4,730              $0               $0

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

     Benjamin Lipstein
  Study Committee
  Chairman,3
  Audit Committee Member        $19,366           $8,866          $137,000

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

   Elizabeth B. Moynihan
  Study Committee
  Member                        $7,397              $0            $96,500

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

     Kenneth A. Randall
  Audit Committee Member        $10,862           $4,078          $88,500

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

      Edward V. Regan
  Proxy Committee
  Chairman, Audit
  Committee Member              $6,710              $0            $87,500

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

  Russell S. Reynolds, Jr.
  Proxy Committee
  Member                        $6,120            $1,099          $65,500

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

           Pauline Trigere      $7,440            $2,957          $58,500

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

     Clayton K. Yeutter
  Proxy Committee
  Member                        $5,0214             $0            $65,500

  ----------------------------------------------------------------------------
For the 1997 calendar year.
Reflects fees from 1/1/98 to 8/31/98

Committee position held during a portion of the period shown. Includes $504 deferred under Deferred Compensation Plan described below.
      |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.


      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.


      ? Major Shareholders. As of December 1 1998, the only person who owned of record or was known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were follows:

      BancOne Securities Corp., 733 Greencrest Drive, Westerville, Ohio 43081, which owned 7,009,889.540 Class A shares (11.59% of the then-outstanding Class A shares) and 765,615.976 Class C shares (14.48% of the then-outstanding Class C shares), for the benefit of its customers.

      Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246, which owned 1,463,276.687 Class B shares (9.20% of the then-outstanding Class B shares) and 1,103,747.481 Class C shares (20.88% of the then-outstanding Class C shares) for the benefit of its customers.

      OppenheimerFunds, Inc., 6803 S. Tucson Way, Denver, Colorado 80112, which owned 100% of the then-outstanding Class Y shares of the Fund.


The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

     [_] The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers and associate portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.


    The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

    The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

   --------------------------------------------------------------------------

   Fiscal Year ended 8/31:  Management Fees Paid to OppenheimerFunds, Inc.

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

      1996 (2 months)1                         $569,144

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

            1997                              $3,233,578

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

            1998                              $3,673,645

   --------------------------------------------------------------------------

      1. Fiscal period from 7/1/96 to 8/31/96. The management fees for the 12 month fiscal year ended 6/30/96 were $2,946,711.


    The investment advisory agreement contains an indemnity of the Manager. In the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

    The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

                         Brokerage Policies of the Fund


Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.


      Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

    Brokerage Practices Followed by the Manager. Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

    The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.


    Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.


    In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

    The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

    Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

    The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

    The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.



-------------------------------------------------------------------------------


  Fiscal Year Ended 8/31:      Total Brokerage Commissions Paid by the Fund1

-------------------------------------------------------------------------------
  ----------------------------------------------------------------------------

  Fiscal Year Ended 8/31:    Total Brokerage Commissions Paid by the Fund1

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

      1996 (2 months)2                          $26,168

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

            1997                                $143,007

  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------

            1998                               $226,7433

  ----------------------------------------------------------------------------

1. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
Fiscal period from 7/1/96 to 8/31/96.  For the fiscal year ended June 30,  1996, total brokerage commissions paid by the Fund were $28,118.
3. In the fiscal year ended 8/31/98, the amount of transactions directed to brokers for research services was $15,049,138 and the amount of the commissions paid to broker-dealers for those services was $1,300.



                         Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

    The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.

-----------------------------------------------------------------------------

          Aggregate    Class A                                   Commissions
          Front-End    Front-End     Commissions    Commissions  on Class C
Fiscal    Sales        Sales         on Class A     on Class B   Shares
Year      Charges on   Charges       Shares         Shares       Advanced
Ended     Class A      Retained by   Advanced by    Advanced by  by
8/31:     Shares       Distributor   Distributor1   Distributor1 Distributor1

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  19962     $119,450      $35,853         N/A         $130,843     $9,765

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  1997      $709,843     $230,181         N/A        $1,031,181    $65,115

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

  1998     $1,159,123    $313,780       $164,214     $2,163,419   $177,771

-----------------------------------------------------------------------------
1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

2. Fiscal period from 7/1/96 to 8/31/96. For the fiscal year ended 6/30/96, the aggregate front-end sales charges on Class A shares were $880,535, of which the Distributor retained $277,638.


-----------------------------------------------------------------------------

Fiscal     Class A Contingent    Class B Contingent    Class C Contingent
Year       Deferred Sales        Deferred Sales        Deferred Sales
Ended      Charges Retained by   Charges Retained by   Charges Retained by
8/31:      Distributor           Distributor           Distributor

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

   1998           $4,668               $191,698               $20,580

-----------------------------------------------------------------------------


Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

    Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees3, cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class. The shareholder vote for the Distribution and Service Plans for Class B and Class C shares was cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund.

3. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.


    Under the plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.


    Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

    The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class, voting separately by class.
    While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan, the purpose for which the payments were made and the identity of each recipient of a payment. The reports on the Class B Plan and Class C Plan shall also include the Distributor's distribution costs for that quarter and in the case of the Class B plan the amount of those costs for previous fiscal periods that have been carried forward. Those reports are subject to the review and approval of the Independent Trustees.

    Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.


    Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.


     [_] Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.


    For the fiscal year ended August 31, 1998 payments under the Class A Plan totaled $1,243,265, all of which was paid by the Distributor to recipients. That included $116,541 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

  [_] Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

    The Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.


    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.


    The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the
Distributor: o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o employs personnel to support distribution of Class B and Class C shares, and
o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.


     For the fiscal year ended August 31, 1998, payments under the Class B plan totaled $758,585 (including $2,330 paid to an affiliate of the Distributor's parent). The Distributor retained $661,495 of the total amount. For the fiscal year ended August 31, 1998, payments under the Class C plan totaled,$270,859, (including $10,536 paid to an affiliate of the Distributor's parent). The Distributor retained $142,545 of the total amount.

    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. As of August 31, 1998, the Distributor had incurred unreimbursed expenses under the Class B plan in the amount of $3,562,816 (equal to 3.00% of the Fund's net assets represented by Class B shares on that date) and unreimbursed expenses under the Class C plan of $464,146 (equal to 1.15% of the Fund's net assets represented by Class C shares on that date). If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.


    All payments under the Class B and the Class C plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

                             Performance of the Fund


Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.


      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:


      |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model. o The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.

      |_|   An  investment in the Fund is not insured by the FDIC or any other government agency.

      |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.


      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.

      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

      |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                                     (a-b)    6
            Standardized Yield = 2 ((--- + 1)  - 1)
                                      ( cd)

      The symbols above represent the following factors:


      a = dividends and interest earned during the 30-day period.


      b = expenses accrued for the period (net of any expense assumptions).


      c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.


      d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.


      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.


      |_| Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)


      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on Class Y shares. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.


   ---------------------------------------------------------------------------
             The Fund's Yields for the 30-Day Periods Ended 8/31/98
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

   Class of
   Shares           Standardized Yield                Dividend Yield

   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------
             Without          After           Without          After
             Sales            Sales           Sales            Sales
             Charge           Charge          Charge           Charge
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

   Class A              5.30%           5.05%            5.55%          5.29%

   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

   Class B              4.54%             N/A            4.83%            N/A

   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

   Class C              4.55%             N/A            4.84%            N/A

   ---------------------------------------------------------------------------

   ---------------------------------------------------------------------------

   Class Y              5.62%             N/A            6.39%            N/A

   ---------------------------------------------------------------------------

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.


      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

      |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

      |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P


      |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.


 ------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 8/31/98
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

         Cumulative Total
 Class   Returns (10
 of      years or
 Shares  life-of-class)               Average Annual Total Returns

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

                                1-Year            5-Year           10-Year
                                  (or               (or              (or
                            life-of-class)    life-of-class)   life-of-class)

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
          Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge

--------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

         After    Without  After    Without  After    Without  After    Without
         Sales    Sales    Sales    Sales    Sales    Sales    Sales    Sales
         Charge   Charge   Charge   Charge   Charge   Charge   Charge   Charge

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A  110.63%  121.13%    4.07%    9.26%    5.49%    6.52%   7.73%1 8.26%1

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class B   21.94%   24.94%    3.45%    8.45%   6.58%2   7.42%2      N/A    N/A

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C   32.41%   32.41%    7.34%    8.34%   6.09%3   6.09%3      N/A    N/A

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class Y      N/A    2.83%      N/A   2.83%4      N/A      N/A      N/A    N/A

 ------------------------------------------------------------------------------

1. Inception of Class A:      8/16/85
2. Inception of Class B:      7/21/95
3. Inception of Class C:      12/1/93
4. Inception of Class Y:      5/18/98

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. Lipper currently ranks the Fund's performance against all other general U.S. government funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_| Morningstar Rankings. From time to time the Fund may publish the star ranking of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among taxable bond funds.

      Morningstar star rankings are based on risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%
respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception date of the fund (or class).

Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.


      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.


      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

------------------------------------------------------------------------------
 ABOUT YOUR ACCOUNT
------------------------------------------------------------------------------

How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      [_] Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
          [_] Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
          [_] Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
          [_] Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.


      ? The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:


  Oppenheimer Bond Fund                 Oppenheimer   Limited-Term  Government
                                      Fund
  Oppenheimer Capital Appreciation Fund Oppenheimer  Main  Street   California
                                        Municipal Fund
  Oppenheimer California Municipal Fund Oppenheimer   Main  Street   Growth  &
                                        Income Fund
  Oppenheimer   Champion  Income  Fund   Oppenheimer   MidCap  Fund  Oppenheimer
  Convertible  Securities  Oppenheimer Multiple Strategies Fund Fund Oppenheimer
  Developing   Markets  Fund   Oppenheimer   Municipal  Bond  Fund   Oppenheimer
  Disciplined  Allocation  Oppenheimer New York Municipal Fund Fund  Oppenheimer
  Disciplined Value Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Discovery Fund Oppenheimer Pennsylvania Municipal
                                      Fund
  Oppenheimer Enterprise Fund           Oppenheimer Quest Balanced Value Fund
  Oppenheimer Equity Income Fund        Oppenheimer  Quest Capital Value Fund,
                                      Inc.
  Oppenheimer Florida Municipal Fund    Oppenheimer  Quest  Global Value Fund,
                                        Inc.
  Oppenheimer Global Fund               Oppenheimer  Quest  Opportunity  Value
                                      Fund
  Oppenheimer  Global  Growth  & Income Oppenheimer Quest Small Cap Value Fund
  Fund
  Oppenheimer  Gold & Special  Minerals Oppenheimer Quest Value Fund, Inc.
  Fund
  Oppenheimer Growth Fund               Oppenheimer Real Asset Fund
  Oppenheimer High Yield Fund           Oppenheimer Strategic Income Fund
  Oppenheimer Insured Municipal Fund    Oppenheimer Total Return Fund, Inc.
  Oppenheimer   Intermediate  Municipal Oppenheimer U. S. Government Trust
  Fund
  Oppenheimer International Bond Fund   Oppenheimer World Bond Fund
  Oppenheimer International Growth Fund Limited-Term New York Municipal Fund
  Oppenheimer    International    Small Rochester Fund Municipals
  Company Fund
  Oppenheimer Large Cap Growth Fund


  and the following money market funds:


  Centennial America Fund, L. P.        Centennial New York Tax Exempt Trust
  Centennial   California   Tax  Exempt Centennial Tax Exempt Trust
  Trust
  Centennial Government Trust           Oppenheimer Cash Reserves
  Centennial Money Market Trust         Oppenheimer Money Market Fund, Inc.


      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.


      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.


      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      [X]  Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.


      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares sold with a front-end sales charge or subject to a Class

               A contingent deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (minimum $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited, normally four to five business days prior to the investment dates selected in the Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

      Before initiating Asset Builder payments, obtain a prospectus of the selected fund(s) from the Distributor or your financial advisor and request an application from the Distributor, complete it and return it. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 15 days) after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.


Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.


Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.


Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.


      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.


      [X] Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the shareholder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


      [X] Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.


      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.


      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.


      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days, and the values of some of the Fund's portfolio securities may change significantly on those days, when shareholders may not purchase or redeem shares.


      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Board of Trustees determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

      [_] Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      [_] Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
      [_] Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
               Board of Trustees, or
(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

     [_] Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

     [_] The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry: (1) debt instruments that have a maturity of more than 397 days when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and (3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less. [_] The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and (2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

     [_] Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.


      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.


      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.


How to Sell Shares

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

      In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs:
(1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2) for accounts for corporations, partnerships,trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;
(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6) acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire. Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
      [_] Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
      [_] Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.


Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must
(1) state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.
      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).


      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C below).


      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.


      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.


      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.


      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.


      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares


      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

      [_] All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.
      [_] Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.

      {_] Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401 (k) plans.

      [_] Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other Fund.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      [X]  How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they with to exchange.

      [X] Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      [X] Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      [X] Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

                       Dividends, Capital Gains and Taxes


      Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.


      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

          Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. It is unlikely that the Fund's dividends will qualify for the deduction.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

      If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

                      Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial. Independent Auditors. KPMG Peat Marwick LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
Oppenheimer U.S. Government Trust:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer U.S. Government Trust as of August 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period ended August 31, 1998, the two-month period ended August 31, 1996, and for each of the years in the three-year period ended June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer U.S. Government Trust as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period ended August 31, 1998, the two-month period ended August 31, 1996, and for each of the years in the three-year period ended June 30, 1996, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP

Denver, Colorado
September 22, 1998


                      36 Oppenheimer U.S. Government Trust

Financials
--------------------------------------------------------------------------------



                      12 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Investments  August 31, 1998
--------------------------------------------------------------------------------


Face                Market Value

Amount              See Note 1
===============================================================================
Mortgage-Backed Obligations--64.7%
--------------------------------------------------------------------------------
Government Agency--51.0%
-------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--42.1%
Federal Home Loan Mortgage Corp., Collateralized
Mtg. Obligations, Gtd. Multiclass Mtg. Participation
Certificates:
9.50%,
12/1/02-11/1/03
$       280,920       $       293,553
14%,
1/1/11
310,150               368,567
Series 151, Cl. F, 9%,
5/15/21
2,500,000             2,684,375
Series 192, Cl. H, 9%,
7/15/21
88,668                88,418
Series 1546, Cl. H, 7%,
12/15/22
3,000,000             3,206,250
Series 1914, Cl. H, 6.50%,
8/15/24
2,500,000             2,546,875
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass
Mtg. Participation Certificates:
11.50%,
6/1/20
715,243               827,894
13%,
8/1/15
1,373,754             1,661,814
Series 1797, Cl. D, 6.166%,
7/15/08
5,000,000             5,107,800
Series 2021, Cl. PR, 6%,
7/15/26
8,000,000             8,030,000
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg
Investment Conduit Pass-Through Certificates:
Series 1583, Cl. K, 6.75%,
2/15/23
10,000,000            10,434,300
Series 1603, Cl. J, 6.50%,
7/15/23
5,000,000             5,156,250
Series 1702-A, Cl. PD, 6.50%,
4/15/22
6,259,000             6,491,710
Series 1836, Cl. H, 6.50%,
9/15/24
5,000,000             5,181,250
Series 1914, Cl. G, 6.50%,
2/15/24
3,000,000             3,059,040
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 164, Cl. A, 2.424%,
3/1/24(1)
11,313,922             3,012,332
Series 176, Cl. IO, 6.317%-11.221%,
6/1/26(1)                                          20,505,096
3,843,104
Series 183, Cl. IO, 8.657%-9.003%,
4/1/27(1)                                           21,197,657
3,977,874
Series 197, Cl. IO, 15.389%-15.784%,
4/1/28(1)                                         34,272,065
9,419,463
Series 199, Cl. IO, 10.289%-10.626%,
8/1/28(1)                                         45,500,000
11,709,140


                      13 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------


Face                Market Value

Amount              See Note 1
--------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored (continued)
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 192, Cl. PO, 3.433%,
2/1/28(2)                                             $     7,331,540
$     5,757,550
Series 199, Cl. PO, 5.21%,
8/1/28(2)
8,000,000             6,028,750
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.-Government
National Mortgage Assn., Gtd. Multiclass Mtg
Participation Certificates:
Series 26, Cl. B, 7.383%,
5/25/15
4,999,999             5,034,492
Series 32, Cl. TG, 6.217%,
1/25/21
2,000,000             2,084,360
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%,
9/25/13(3)
13,980,000            13,953,787
6.50%,
7/25/12-9/1/28(3)
50,700,000            51,086,193
7%,
9/1/12(3)
3,830,000             3,912,575
7%,
8/1/25-9/1/25
23,266,870            23,703,357
7.50%,
8/1/25
3,167,991             3,255,776
11%,
7/1/16
1,009,110             1,153,066
11.50%,
11/1/15
701,658               800,171
12%,
2/15/16-4/15/19
4,563,237             5,296,299
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
8%,
12/1/22
1,953,296             2,026,955
13%,
11/1/12
90,510               106,583
Trust 1992-34, Cl. G, 8%,
3/25/22
2,520,000             2,729,462
Trust 1992-188, Cl. PG, 6.65%,
1/25/17
4,000,000             4,050,000
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1990-18, Cl. K, 9.60%,
3/25/20
5,000,000             5,542,919
Trust 1993-183, Cl. G, 6%,
1/25/19
3,500,000             3,553,585
Trust 1994-27, Cl. PH, 6.50%,
9/25/22
4,000,000             4,138,720
Trust 1994-51, Cl. PH, 6.50%,
1/25/23
10,000,000            10,353,100
Trust 1996-64, Cl. PB, 6.50%,
1/18/19
2,049,000             2,077,174
Trust 1997-25, Cl. B, 7%,
12/18/22
2,910,000             3,010,919
Trust 1997-54, Cl. C, 6.50%,
9/18/24
5,000,000             5,070,312
Trust 1997-63, Cl. PC, 6.50%,
3/18/26
7,500,000             7,725,000
Trust G93-31, Cl. PN, 7%,
9/25/23
5,000,000             5,394,018


                      14 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Face                Market Value

Amount              See Note 1
--------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored(continued)
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 276, Cl. 2, 2.672%,
10/1/24(1)                                              $     3,904,403
$       880,931
Trust 292, Cl. 2, 6.844%,
12/1/24(1)
5,003,663             1,257,170
Trust 293, Cl. 2, 5.957%,
12/1/24(1)
9,391,841             2,359,700
Trust 294, Cl. 2, 13.666%,
2/1/28(1)
8,467,842             1,653,875
Trust 1997-9, Cl. H, 7.522%,
3/25/27(1)
10,000,000             3,900,000
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security:
Trust 277, Cl. 1, 19.171%-19.916%,
4/1/27(2)                                            2,526,414
2,237,456
Trust 291, Cl. 1, 7.543%,
11/1/27(2)
11,439,699            10,227,806
Trust 294, Cl. 1, 4.15%-5.476%,
2/1/28(2)                                              25,727,924
21,402,418

---------------

308,864,488

--------------------------------------------------------------------------------
GNMA/Guaranteed--8.9%
Government National Mortgage Assn.:
6.50%,
11/15/23-12/15/23
1,586,793             1,603,471
7%,
1/15/28-8/15/28
15,409,997            15,735,618
7.25%,
12/15/05
26,553                27,285
7.375%,
4/20/17
286,821               293,545
7.50%,
9/1/27(3)
10,000,000            10,298,400
7.50%,
10/15/06-7/15/26
16,826,938            17,337,760
8%,
4/15/02-5/15/25
2,389,914             2,482,089
8.25%,
4/15/08
97,444               102,291
8.50%,
6/15/01-1/15/06
53,023                54,035
9%,
9/15/08-5/15/09
274,221               293,692
9.50%,
4/15/01-1/15/20
986,216             1,065,648
10%,
6/15/16-8/15/19
1,706,947             1,874,837
10.50%,
9/15/00-5/15/21
4,267,449             4,733,338
11%,
10/20/19-7/20/20
3,584,650             4,067,817
11.50%,
9/15/98-4/15/13
92,965               105,215
12%,
12/15/12-3/15/14
41,796                48,048
12.50%,
1/15/14-6/15/19
781,398               907,161
13%,
4/15/11-12/15/14
121,508               141,909
13.50%,
4/15/11-8/15/14
131,371               156,678
14%,
6/15/11
19,961                23,757
15%,
7/15/11-9/15/12
139,269               168,636
--------------------------------------------------------------------------------
U.S. Department of Veterans Affairs, Interest-Only Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates, Vendee Mtg
Trust, Series 1995-2B, Cl. 2-IO, 15.45%,
6/15/25(1)(4)                                109,487,465             3,541,235

---------------

65,062,465


                      15 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------


Face                Market Value

Amount              See Note 1
--------------------------------------------------------------------------------
Private--13.7%
--------------------------------------------------------------------------------
Commercial--10.3%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-D3, Cl. A5, 8.332%,
10/13/26(4)(5)                                    $     3,700,000       $
4,093,125
Series 1996-MD6, Cl. A5, 6.956%,
11/13/26(5)                                            5,000,000
5,390,625
Series 1997-MD7, Cl. A6, 8.242%,
1/13/30(5)                                             1,150,000
1,267,156
--------------------------------------------------------------------------------
BKB Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 1997-C1, Cl. C, 6.535%,
10/25/00(4)
1,735,000             1,712,770
--------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate
Credit-Backed Pass-Through Certificates, Series 1997-CTL1,
9.418%-9.453%,
6/22/24(1)(4)
66,607,990             3,043,985
--------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 10%,
12/25/20(1)(4)                     24,833,200               574,268
--------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. AX, 8.263%,
4/11/30(1)                       25,250,000             1,984,492
--------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 1994-C1, Cl. 2-G, 8.70%,
9/25/25(4)                                3,000,000             3,087,187
--------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security:
Series 1997-C1, Cl. IO, 7.355%,
4/18/27(1)                                             33,622,962
2,384,472
Series 1998-C2, Cl. IO, 9.072%,
5/18/28(1)                                             30,000,000
1,317,187
--------------------------------------------------------------------------------
General Motors Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.094%,
7/15/27(1)                        23,844,827             2,213,098
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 1997-CL1, Cl. F, 7.352%,
7/13/30(5)                                3,000,000             3,060,937
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. D, 7.42%,
4/25/28                                     5,061,000             5,277,674
--------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. D-1, 7.436%,
2/15/28(4)(5)                            3,000,000             3,191,250
--------------------------------------------------------------------------------
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through
Certificates, Series 1, Cl. D, 7.683%,
12/21/26(4)                                      2,500,000
2,576,562


                      16 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Face                Market Value

Amount              See Note 1
--------------------------------------------------------------------------------
Commercial  (continued)
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1992-C5, Cl. C, 8.85%,
5/25/22                                             $     6,618,831
$     6,638,275
Series 1993-C1, Cl. D, 9.45%,
5/25/24
1,183,001             1,183,001
Series 1994-C1, Cl. C, 8%,
6/25/26
7,075,000             7,178,914
Series 1995-C1, Cl. D, 6.90%,
2/25/27
7,677,000             7,697,992
-------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1997-LLI, Cl. E, 7.30%,
10/20/34                                   2,500,000             2,528,906
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
Series 1996-C3, Cl. C, 7.375%,
6/25/30(4)(5)
5,000,000             5,050,000
Series 1996-CFL, Cl. D, 7.034%,
2/25/28                                                 3,700,000
3,748,563

---------------

75,200,439

--------------------------------------------------------------------------------
Multi-Family--0.6%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1993-12, Cl. B1, 6.625%,
2/25/24                                                 3,000,000
3,003,281
--------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1991-M5, Cl. A, 9%,
3/25/17
1,540,904             1,539,701
Series 1992-M4, Cl. B, 7.20%,
9/25/21(4)
13,121                13,015

---------------

4,555,997

--------------------------------------------------------------------------------
Residential--2.8%
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. E, 7.50%,
3/1/11(4)                                   5,000,000             5,187,500
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, 8.398%,
7/25/06(4)(5)                                   5,000,000
5,215,625
--------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1995-GAL-1, Cl. C, 7.95%,
8/15/27(4)                               5,014,988             5,416,187
--------------------------------------------------------------------------------
Prudential Home Mortgage Securities Corp., Sub. Fixed Rate Mtg
Securities, Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 1995-A, Cl. B2, 8.684%,
3/28/25(4)(5)                              1,454,137             1,536,841
--------------------------------------------------------------------------------
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through
Certificates, Series 1993-S10, Cl. A9, 8.50%,
2/25/23                                   1,129,804             1,186,645
-------------------------------------------------------------------------------
Salomon Brothers, Inc., Series 1997-TZH, Cl. D, 7.902%,
3/25/22(4)                      1,700,000             1,810,500

---------------

20,353,298

---------------
Total Mortgage-Backed Obligations (Cost
$468,261,292)
474,036,687


                      17 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------


Face                Market Value

Amount              See Note 1
================================================================================
U.S. Government Obligations--41.9%
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.50%,
11/15/24(6)
$    19,345,000       $    24,846,254
8.125%,
8/15/21
7,815,000            10,513,621
11.75%,
11/15/14
19,700,000            30,350,332
STRIPS, 5.832%,
11/15/21(7)
30,750,000             8,574,914
STRIPS, 5.833%,
8/15/22(7)
9,500,000             2,553,942
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.375%,
6/30/03
23,000,000            23,424,073
5.50%,
1/31/03-2/28/03
7,000,000             7,132,817
5.625%,
5/15/08
66,500,000            69,471,752
5.75%,
10/31/02-11/30/02
12,427,000            12,763,305
6.25%,
6/30/02
9,720,000            10,127,035
6.375%,
9/30/01-8/15/02
4,872,000             5,060,413
6.50%,
10/15/06
11,320,000            12,342,343
6.625%,
5/15/07
9,300,000            10,261,973
7.50%,
2/15/05
47,000,000            53,183,461
7.75%,
12/31/99
1,985,000             2,051,996
7.875%,
11/15/04
5,300,000             6,078,443
10.75%,
5/15/03
9,900,000            12,241,974
STRIPS, 6.506%,
8/15/16(7)
17,250,000             6,433,060

---------------
Total U.S. Government Obligations (Cost
$297,795,665)
307,411,708

================================================================================
Repurchase Agreements--7.9%
--------------------------------------------------------------------------------
Repurchase  agreement with Salomon Smith Barney  Holdings,  Inc.,  5.75%,  dated
8/31/98,  to be repurchased at  $58,209,296  on 9/1/98,  collateralized  by U.S.
Treasury Bonds, 11.25%, 2/15/15, with a value of $59,581,100 (Cost
$58,200,000)
58,200,000            58,200,000

--------------------------------------------------------------------------------
Total Investments, at Value (Cost
$824,256,957)                                             114.5%
839,648,396
--------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets                                                       (14.5)
(106,526,504)

---------------       ---------------
Net
Assets
100.0%      $   733,121,892

===============       ===============


                      18 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

2. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

3. When-issued security to be delivered and settled after August 31, 1998.

4. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

5. Represents the current interest rate for a variable rate security.

6. Securities with an aggregate market value of $3,853,128 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

See accompanying Notes to Financial Statements.


                      19 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  August 31, 1998
--------------------------------------------------------------------------------

==================================================================================================
Assets
Investments, at value (cost $824,256,957)--see accompanying
statement              $   839,648,396
--------------------------------------------------------------------------------------------------
Receivables:
Investments sold (including $63,092,956 of when-issued securities
sold)                 65,969,674
Shares of beneficial interest
sold                                                      12,714,492
Interest and principal
paydowns                                                          8,508,115
Daily variation on futures contracts--Note
5                                               913,010
--------------------------------------------------------------------------------------------------
Other
23,631

---------------
Total
assets
927,777,318

================================================================================
Liabilities
Bank
overdraft
172,720
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $142,270,561 purchased
on a when-issued basis)--Note
1                                                        191,224,345
Shares of beneficial interest
redeemed                                                   1,967,401
Dividends
582,531
Distribution and service plan
fees                                                         274,330
Trustees' fees--Note
1                                                                     205,515
Transfer and shareholder servicing agent
fees                                               80,233
Shareholder
reports
70,456
Custodian
fees
7,176
Other
70,719

---------------
Total
liabilities
194,655,426

================================================================================
Net
Assets
$   733,121,892

===============

================================================================================
Composition of Net Assets
Paid-in
capital
$   731,057,572
--------------------------------------------------------------------------------
Undistributed net investment
income                                                        681,732
--------------------------------------------------------------------------------
Accumulated net realized loss on investment
transactions                               (14,739,374)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments--Notes 3 and
5                               16,121,962

---------------
Net
assets
$   733,121,892

===============


                      20 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net  asset  value  and  redemption  price  per  share  (based  on net  assets of
$573,791,514 and 58,932,072  shares of beneficial  interest  outstanding) $ 9.74
Maximum  offering price per share (net asset value plus sales charge of 4.75% of offering price) $ 10.23

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering  price per share (based on net assets of  $118,872,905  and
12,222,755 shares of beneficial interest outstanding) $ 9.73

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and  offering  price per share (based on net assets of  $40,456,460  and
4,161,447 shares of beneficial interest outstanding) $ 9.72

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value,  redemption  price and  offering  price per share (based on net assets of $1,013  and 104  shares of  beneficial  interest  outstanding)  $ 9.74

See accompanying Notes to Financial Statements.


                      21 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statement of Operations For the Year Ended August 31, 1998
--------------------------------------------------------------------------------

===============================================================================
Investment Income
Interest
$    44,502,376

================================================================================
Expenses
Management fees--Note
4                                                                  3,673,645
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class
A
1,243,265
Class
B
758,585
Class
C
270,859
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note
4                                      727,976
--------------------------------------------------------------------------------
Shareholder
reports
180,323
--------------------------------------------------------------------------------
Custodian fees and
expenses
104,714
--------------------------------------------------------------------------------
Trustees' fees and expenses--Note
1                                                         85,879
--------------------------------------------------------------------------------
Registration and filing
fees                                                                60,049
--------------------------------------------------------------------------------------------------
Legal, auditing and other professional
fees                                                 29,577
--------------------------------------------------------------------------------------------------
Other
30,790

---------------
Total
expenses
7,165,662

==================================================================================================
Net Investment
Income
37,336,714

==================================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments
1,403,956
Closing of futures
contracts
(247,340)
Closing and expiration of option contracts written--Note
6                                (439,689)

---------------
Net realized
gain
716,927

--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on
investments                    14,680,337

---------------
Net realized and unrealized
gain                                                        15,397,264

==================================================================================================
Net Increase in Net Assets Resulting from
Operations                               $    52,733,978

===============

See accompanying Notes to Financial Statements.


                      22 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Year Ended August 31,

1998                  1997
=======================================================================================================================
Operations
Net investment
income                                                             $
37,336,714       $    40,397,443
-----------------------------------------------------------------------------------------------------------------------
Net realized
gain
716,927             7,592,680
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation                                  14,680,337             5,493,413

---------------       ---------------
Net increase in net assets resulting from
operations                                   52,733,978            53,483,536

=======================================================================================================================
Dividends to Shareholders
Dividends from net investment income:
Class
A
(31,821,383)          (35,009,347)
Class
B
(4,060,085)           (2,694,329)
Class
C
(1,455,228)           (1,280,831)
Class
Y
(18)                   --

=======================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions--Note 2:
Class
A
92,039,786           (47,818,410)
Class
B
64,808,552            14,753,876
Class
C
18,140,754             2,555,447
Class
Y
1,002                    --

=======================================================================================================================
Net Assets
Total increase
(decrease)
190,387,358           (16,010,058)
-----------------------------------------------------------------------------------------------------------------------
Beginning of
period
542,734,534           558,744,592

---------------       ---------------
End of period (including undistributed net investment
income of $681,732 and $1,240,651,
respectively)                                  $   733,121,892       $
542,734,534

===============       ===============

See accompanying Notes to Financial Statements.


                      23 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                                    Class
A

---------------------------------------


                                                    Year Ended August
31,
                                                    1998        1997
1996(3)
========================================================================================
Per Share Operating Data
Net asset value, beginning of period                $   9.48   $   9.23   $
9.30
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .65
 .71        .10
Net realized and unrealized gain (loss)                  .26        .23
(.07)
                                                    --------   --------
--------
Total income (loss) from investment operations           .91
 .94        .03

----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.65)      (.69)
(.10)
Dividends in excess of net investment income              --
--         --
Tax return of capital distribution                        --
--         --
                                                    --------   --------
--------
Total dividends and distributions to shareholders       (.65)      (.69)
(.10)
----------------------------------------------------------------------------------------
Net asset value, end of period                      $   9.74   $   9.48   $
9.23
                                                    ========   ========
========
========================================================================================
Total Return, at Net Asset Value(5)                     9.26%     10.45%
0.42%

========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $573,792   $468,809
$503,693
----------------------------------------------------------------------------------------
Average net assets (in thousands)                   $516,173   $478,410
$508,123
----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                   6.17%      7.58%
6.64%(6)
Expenses                                                1.03%      1.06%
1.09%(6)
----------------------------------------------------------------------------------------
Portfolio turnover rate(7)                              79.5%
42.6%       5.6%

(1). For the period from May 18, 1998 (inception of offering) to August 31, 1998. (2). For the period from December 1, 1993 (inception of offering) to June 30, 1994. (3). For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. (4). For the period from July 21, 1995 (inception of offering) to June 30, 1996. (5). Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                      24 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Class
A                              Class B

---------------------------------
---------------------------------------------

Period

Ended
                                              Year Ended June
30,                  Year Ended August 31,                June 30,
                                              1996        1995
1994         1998        1997       1996(3)       1996(4)
================================================================================================================================
Per Share Operating
Data
Net asset value, beginning of period          $    9.51   $    9.20   $
9.95    $    9.47   $   9.22   $   9.29      $   9.40
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .67         .68
 .67          .56        .64        .09           .56
Net realized and unrealized gain (loss)            (.21)        .31
(.74)         .27        .23       (.07)         (.11)
                                              ---------   ---------
---------    ---------   --------   --------      --------
Total income (loss) from investment
  operations                                        .46         .99
(.07)         .83        .87        .02           .45

--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income               (.66)       (.68)
(.64)        (.57)      (.62)      (.09)         (.55)
Dividends in excess of net investment income         --          --
(.01)          --         --         --            --
Tax return of capital distribution                 (.01)         --
(.03)          --         --         --          (.01)
                                              ---------   ---------
---------    ---------   --------   --------      --------
Total dividends and distributions to
  shareholders                                     (.67)       (.68)
(.68)        (.57)      (.62)      (.09)         (.56)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    9.30   $    9.51   $
9.20    $    9.73   $   9.47   $   9.22      $   9.29
                                              =========   =========
=========    =========   ========   ========      ========
================================================================================================================================
Total Return, at Net Asset Value(5)                4.91%      11.22%
(1.17)%       8.45%      9.63%      0.28%         4.80%

================================================================================================================================
Ratios/Supplemental
Data
Net assets, end of period (in thousands)      $ 504,966   $ 312,607   $
310,027    $ 118,873   $ 52,301   $ 36,504      $ 30,737
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 452,236   $ 307,306   $
355,698    $  76,030   $ 41,420   $ 35,078      $ 19,227
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets:
Net investment income                              7.07%       7.32%
6.61%        5.33%      6.77%      5.82%(6)      6.44%(6)
Expenses                                           1.08%       1.09%
1.14%        1.78%      1.81%      1.88%(6)      1.93%(6)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                        399.7%      303.5%
139.5%        79.5%      42.6%       5.6%        399.7%

(6). Annualized.
(7). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the year ended August 31, 1998 were $822,053,654 and $626,901,145, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.


                      25 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                                  Class
C

------------------------------------


                                                  Year Ended August
31,
                                                  1998       1997
1996(3)
======================================================================================
Per Share Operating Data
Net asset value, beginning of period              $   9.47   $   9.22   $
9.29
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .56        .64
 .09
Net realized and unrealized gain (loss)                .26        .23
(.07)
                                                  --------   --------
--------
Total income (loss) from investment operations         .82        .87
 .02

--------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.57)      (.62)
(.09)
Dividends in excess of net investment income            --         --
--
Tax return of capital distribution                      --         --
--
                                                  --------   --------
--------
Total dividends and distributions to
  shareholders                                        (.57)      (.62)
(.09)
--------------------------------------------------------------------------------------
Net asset value, end of period                    $   9.72   $   9.47   $
9.22
                                                  ========   ========
========
======================================================================================
Total Return, at Net Asset Value(5)                   8.34%      9.65%
0.28%

======================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $ 40,456   $ 21,625   $
18,547
--------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 27,135   $ 19,505   $
18,620
--------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 5.36%      6.81%
5.90%(6)
Expenses                                              1.78%      1.80%
1.84%(6)
--------------------------------------------------------------------------------------
Portfolio turnover rate(7)                            79.5%      42.6%
5.6%

1. For the period from May 18, 1998 (inception of offering) to August 31, 1998.

2. For the period from  December 1, 1993  (inception  of  offering)  to June 30,
1994.

3. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

4. For the period from July 21, 1995 (inception of offering) to June 30, 1996.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                      26 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Class
C                            Class Y

-----------------------------      --------

Period

Ended
                                                  Year Ended June
30,                Aug. 31,
                                                  1996       1995
1994(2)      1998(1)
=============================================================================================
Per Share Operating Data
Net asset value, beginning of period              $   9.50   $   9.19   $
9.83      $ 10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .60        .61
 .33          .18
Net realized and unrealized gain (loss)               (.21)       .30
(.64)        (.26)
                                                  --------   --------
-------      -------
Total income (loss) from investment operations         .39        .91
(.31)        (.08)

---------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.59)      (.60)
(.33)        (.18)
Dividends in excess of net investment income            --         --
--           --
Tax return of capital distribution                    (.01)        --
--           --
                                                  --------   --------
-------      -------
Total dividends and distributions to
  shareholders                                        (.60)      (.60)
(.33)        (.18)
---------------------------------------------------------------------------------------------
Net asset value, end of period                    $   9.29   $   9.50   $
9.19      $  9.74
                                                  ========   ========
=======      =======
=============================================================================================
Total Return, at Net Asset Value(5)                   4.11%     10.31%
(3.12)%       2.83%

=============================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $ 18,531   $ 11,019   $
4,261      $     1
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 15,766   $  6,503   $
2,173      $     1
---------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 6.27%      6.44%
5.97%(6)     1.77%(6)
Expenses                                              1.85%      1.89%
1.96%(6)     0.73%(6)
---------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                           399.7%     303.5%
139.5%        79.5%

(6). Annualized.

(7). The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and purchases and sales from mortgage dollar-rolls) for the year ended August 31, 1998 were $822,053,654 and $626,901,145, respectively. For the periods ended June 30, 1996 and 1995, purchases and sales of investment securities included mortgage dollar-rolls.

See accompanying Notes to Financial Statements.


                      27 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income, preservation of capital and maintenance of liquidity through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


                      28 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of August 31, 1998, the Fund had entered into outstanding when-issued or forward commitments of $79,177,295.

            In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At August 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $14,438,000, which expires in 2003 and 2004.


                      29 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)

Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 1998, a provision of $23,085 was made for the Fund's projected benefit obligations, and payments of $9,051 were made to retired trustees, resulting in an accumulated liability of $196,868 at August 31, 1998.

            The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B, Class C and Class Y shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

            The Fund adjusts the classification of distributions to shareholders to reflect the difference between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 1998, amounts have been reclassified to reflect a decrease in undistributed net investment income of $558,919, an increase in accumulated net realized loss on investments of $957,499, and an increase in paid-in capital of $1,516,418.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Discount on securities purchased is amortized over the life of the respective securities in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.


                      30 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                 Year Ended August 31,
1998(1)                 Year Ended August 31, 1997

------------------------------------
-------------------------------------
                                                 Shares
Amount                 Shares                 Amount
------------------------------------------------------------------------------------------------------
Class A:
Sold                                                24,251,363          $
234,611,395              7,147,373          $  67,261,266
Dividends reinvested                                 2,664,932
25,680,401              2,947,978             27,722,663
Redeemed                                           (17,421,053)
(168,252,010)           (15,211,682)          (142,802,339)
                                                 -------------
-------------          -------------          -------------
Net increase (decrease)                              9,495,242          $
92,039,786             (5,116,331)         $ (47,818,410)
                                                 =============
=============          =============          =============

-------------------------------------------------------------------------------------------------------
Class B:
Sold                                                 9,187,155          $
88,792,370              3,179,059          $  29,856,499
Dividends reinvested                                   295,745
2,849,272                194,821              1,831,039
Redeemed                                            (2,780,800)
(26,833,090)            (1,810,612)           (16,933,662)
                                                 -------------
-------------          -------------          -------------
Net increase                                         6,702,100          $
64,808,552              1,563,268          $  14,753,876
                                                 =============
=============          =============          =============

--------------------------------------------------------------------------------------------------------------
Class C:
Sold                                                 3,113,106          $
30,059,124                882,280          $   8,277,787
Dividends reinvested                                   113,578
1,093,135                109,121              1,025,173
Redeemed                                            (1,348,850)
(13,011,505)              (718,810)            (6,747,513)
                                                 -------------
-------------          -------------          -------------
Net increase                                         1,877,834          $
18,140,754                272,591          $   2,555,447
                                                 =============
=============          =============          =============

--------------------------------------------------------------------------------------------------------------
Class Y:
Sold                                                       104
$       1,002                     --          $          --
Dividends reinvested
--                     --                     --                     --
Redeemed
--                     --                     --                     --
                                                 -------------
-------------          -------------          -------------
Net increase                                               104
$       1,002                     --          $          --
                                                 =============
=============          =============          =============

(1). For the year ended August 31, 1998 for Class A, B and C shares, and for the period from May 18, 1998 (inception of offering) to August 31, 1998 for Class
Y shares.


                      31 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments

At August 31, 1998, net unrealized appreciation on investments of $15,391,439 was composed of gross appreciation of $23,460,104, and gross depreciation of $8,068,665.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of average annual net assets, 0.60% of the next $100 million,
0.57%
of the next $100 million, 0.55% of the next $400 million, and 0.50% of average annual net assets over $800 million.

            For the year ended August 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,159,123, of which $313,780 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $2,163,419 and $177,771, respectively, of which $53,283 and $3,079, respectively, was paid to an affiliated broker/dealer. During the year ended August 31, 1998, OFDI received contingent deferred sales charges of $191,698 and $20,580, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended August 31, 1998, OFDI paid $116,541 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                      32 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the year ended August 31, 1998, OFDI paid $2,330 and $10,536, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $661,495 and $142,545, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of August 31, 1998, OFDI had incurred excess distribution and servicing costs of $3,562,816 for Class B and $464,146 for Class C.

================================================================================
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

            The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

            Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

            Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

            Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                      33 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Futures Contracts  (continued)

At August 31, 1998, the Fund had outstanding futures contracts as follows:

                                                   Number of      Valuation
as of       Unrealized
                             Expiration Date       Contracts      August 31,
1998       Appreciation
----------------------------------------------------------------------------------------------------

Contracts to Purchase
---------------------
U.S. Treasury Bonds, 10 yr.  12/98                 365
$42,750,625           $179,648
U.S. Treasury Bonds, 20 yr.  12/98                 452
57,404,000            550,875

--------

$730,523

========

================================================================================
6. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

            The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

            Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

            Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

            The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                      34 Oppenheimer U.S. Government Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Written option activity for the year ended August 31, 1998 was as follows:

                                                        Call Options

-----------------------
                                                        Number of     Amount
of
                                                        Options       Premiums
-------------------------------------------------------------------------------
Options outstanding at August 31, 1997                   35,000       $
246,094
Options written                                          60,600
186,062
Options closed or expired                               (95,600)
(432,156)
                                                        -------
---------
Options outstanding at August 31, 1998                       --       $
--
                                                        =======
=========

================================================================================
7. Illiquid and Restricted Securities

At August 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at August 31, 1998 was $46,050,052, which represents 6.28% of the Fund's net assets.

================================================================================
8. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the year ended
August
31, 1998.


                      35 Oppenheimer U.S. Government Trust

                                   Appendix A
------------------------------------------------------------------------------

                               RATINGS DEFINITIONS

------------------------------------------------------------------------------


Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

                         Moody's Investors Service, Inc.
------------------------------------------------------------------------------

                        Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.


C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

                        Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


                        Standard & Poor's Rating Services
------------------------------------------------------------------------------

                            Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

                         Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.


                                Fitch IBCA, Inc.
------------------------------------------------------------------------------

                     International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  Securities are not meeting  current  obligations and
are  extremely  speculative.   "DDD"  designates  the  highest  potential  for
recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3: Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:  High  default  risk.   Default  is  a  real   possibility,   Capacity  for
meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.


Duff & Phelps Credit Rating Co. Ratings


Long-Term Debt and Preferred Stock


AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.


BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.


BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.


B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.


CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


DP:  Preferred stock with dividend arrearages.


                                     1A-1

Short-Term Debt:

                                   High Grade:
D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:
D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.

                                       B-2
                                   Appendix B


------------------------------------------------------------------------------
                            Industry Classifications
------------------------------------------------------------------------------


   Aerospace/Defense                     Food and Drug Retailers
   Air Transportation                    Gas Utilities
   Asset-Backed                          Health Care/Drugs
   Auto Parts and Equipment              Health Care/Supplies & Services
   Automotive                            Homebuilders/Real Estate
   Bank Holding Companies                Hotel/Gaming
   Banks                                 Industrial Services
   Beverages                             Information Technology
   Broadcasting                          Insurance
   Broker-Dealers                        Leasing & Factoring
   Building Materials                    Leisure
   Cable Television                      Manufacturing
   Chemicals                             Metals/Mining
   Commercial Finance                    Nondurable Household Goods
   Communication Equipment               Office Equipment
   Computer Hardware                     Oil - Domestic
   Computer Software                     Oil - International
   Conglomerates                         Paper
   Consumer Finance                      Photography
   Consumer Services                     Publishing
   Containers                            Railroads
   Convenience Stores                    Restaurants
   Department Stores                     Savings & Loans
   Diversified Financial                 Shipping
   Diversified Media                     Special Purpose Financial
   Drug Wholesalers                      Specialty Printing
   Durable Household Goods               Specialty Retailing
   Education                             Steel
   Electric Utilities                    Telecommunications - Technology
   Electrical Equipment                  Telephone - Utility
   Electronics                           Textile/Apparel
   Energy Services & Producers           Tobacco
   Entertainment/Film                    Trucks and Parts
   Environmental                         Wireless Services
   Food

                                   APPENDIX C

                Special Sales Charge Arrangements and Waivers
------------------------------------------------------------------------------

      In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived. That is because of the economies of sales efforts realized by the Distributor or the dealers or other financial institutions offering those shares to certain classes of investors or in certain transactions.

      Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds that were merged into or became Oppenheimer funds.

      For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
         Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans1 (4) Group Retirement Plans2 (5) 403(b)(7) custodial plan accounts (6) SEP-IRAs, SARSEPs or SIMPLE plans

      The interpretation of these provisions as to the applicability of a waiver or sales charge reduction in a particular case is determined solely by the Distributor or the Transfer Agent of the fund. These provisions may be changed at any time without prior notice by a fund.
--------------
1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

------------------------------------------------------------------------------
Class A Contingent Deferred Sales Charge
------------------------------------------------------------------------------

n     Purchases  of  Class A Shares  That Are Not  Subject  to  Initial  Sales
   Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).
      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, those purchase may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, the Distributor will pay the applicable commission on these purchases described in the Prospectus under "Class A Contingent Deferred Sales Charge": o Purchases of Class A shares aggregating $1 million or more. o Purchases by a Retirement Plan that: (1) buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
o Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
o Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
            Inc.  ("Merrill  Lynch")  on  a  daily  valuation  basis  for  the
            Retirement   Plan.   On  the  date  the  plan  sponsor  signs  the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

------------------------------------------------------------------------------
                        Waivers of Class A Sales Charges
------------------------------------------------------------------------------

|X| Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
      |_|  The Manager or its affiliates.

      |_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

      |_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      |_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      |_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      |_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      |_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      |_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
      ? Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      ? Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      ? A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
      ? A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

|X| Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
      |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      |_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_| Shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
      |_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
      ? Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|X| Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value.
      |_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," in the Prospectus).
      ? For distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.
o For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)   Following  the death or disability  (as defined in the Internal  Revenue
              Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3)   To return contributions made due to a mistake of fact.
(4)   Hardship withdrawals, as defined in the plan.
(5)   Under a Qualified  Domestic  Relations Order, as defined in the Internal
              Revenue Code.
(6)           To meet the  minimum  distribution  requirements  of the  Internal
              Revenue Code.
(7) To establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)   For retirement distributions or loans to participants or beneficiaries.
(9)   Separation from service.
         (10) Participant-directed redemptions to purchase shares of a mutual fund other than a fund managed by the Manager or a subsidiary. The fund must be one that is offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor.

         (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

      ? For distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
      ? For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


------------------------------------------------------------------------------
Waivers of Class B and Class C Sales Charges.
------------------------------------------------------------------------------

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. In order to receive a waiver of the Class B and Class C contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

|X| Waivers for Redemptions in Certain Cases.
The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      |_| Redemptions from accounts following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established. For disability you must provide evidence of a determination of disability by the Social Security Administration. o Shares redeemed involuntarily, as described in ""Shareholder Account
         Rules and Policies," in the Statement of Additional Information.
o Distributions to participants or beneficiaries from Retirement Plans, if the distributions are made:
(a)   under an Automatic  Withdrawal  Plan after the  participant  reaches age
            59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or
(b)         following  the  death or  disability  (as  defined  in the  Internal
            Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established).
      [_] Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      [_]  Returns of excess contributions to Retirement Plans.
      [_] Distributions from Retirement Plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request). o Distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans: (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal
            Revenue Code;
(3)   to meet  minimum  distribution  requirements  as defined in the Internal
            Revenue Code;
(4)         to make  "substantially  equal  periodic  payments"  as described in
            Section 72(t) of the Internal Revenue Code;
(5) for separation from service; or (6) for loans to participants or beneficiaries.
o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver. o Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.

|X| Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      |_|  Shares sold to the Manager or its affiliates.
      |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

      |_| Shares issued in plans of reorganization to which the Fund is a party.


------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of the Fund
------------------------------------------------------------------------------
Who Were Shareholders of the Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described in the Prospectus or Statement of Additional Information of the Fund are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. Those funds include:
      Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc.

To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.

The table also applies to shareholders of the following funds when they merged into various Oppenheimer funds on November 24, 1995:
      Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund

All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund that are either:

      |_| acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or |_| purchased by such shareholder by exchange of other Oppenheimer funds that were acquired pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.


Class A Sales Charges.

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

                           Initial             Initial          Commission
                           Sales Charge        Sales Charge     as
                           as a                as a             Percentage
Number of                  Percentage          Percentage       of
Eligible Employees         of Offering         of Amount        Offering
or Members                 Price               Invested         Price
--------------------------------------------------------------------------------
9 or fewer                 2.50%               2.56%            2.00%
--------------------------------------------------------------------------------
At least 10 but not
more than 49               2.00%               2.04%            1.60%

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the Fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the Fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

|X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
      |_| Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
      |_| Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers


|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund. The Fund shares must have been acquired by the merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

         |_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund. The Fund shares must have been acquired by the merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         |_| redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); |_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund within 90 days after redemption.


------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of the Former Connecticut Mutual Investment Accounts, Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the Prospectus or this Appendix for Oppenheimer
U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer Disciplined Value Fund and Oppenheimer Disciplined Allocation Fund (each is included in the reference to "Fund" below) are modified as described below for those shareholders who were shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Income Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.




Prior Class A CDSC and Class A Sales Charge Waivers

      ? Class A Contingent Deferred Sales Charge. Certain shareholders of the Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).


      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of the Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Funds' policies on Combined Purchases or Rights of Accumulation, who still hold those shares in the Fund or other Former Connecticut Mutual Funds, and (2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the Funds' former general distributor to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.


      Any of the Class A shares of the Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

n Class A Sales Charge Waivers. Additional Class A shares of the Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3) Trustees of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the Fund's prior distributor, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of the Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

Class A and Class B Contingent Deferred Sales Charge Waivers

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of the Fund and exchanges of Class A or Class B shares of the Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer Fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;

(5)      in whole or in part,  in  connection  with  shares  sold to any  state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)   in  connection  with  the  Fund's  right  to  involuntarily   redeem  or
         liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Trustees of the Fund.

------------------------------------------------------------------------------
   Special Reduced Sales Charge for Former Shareholders of Advance America
                                   Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U. S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%

------------------------------------------------------------------------------

Oppenheimer U.S. Government Trust
------------------------------------------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
      KPMG Peat Marwick LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Gordon Altman Butowsky Weitzen Shalov & Wein
      114 West 47th Street
      New York, New York 10036

67890


PX220.1298

                        OPPENHEIMER U.S. GOVERNMENT TRUST

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


                                      Item 23. Exhibits

(a) Amended and Restated  Declaration of Trust of Registrant dated June 1, 1992:
Filed with Registrant's Post-Effective Amendment No. 20, 10/16/92, refiled with Registrant's Post-Effective Amendment No. 24, 8/24/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


(b)   By-Laws   as   amended   through   6/4/98:    Previously    filed   with
Post-Effective   Amendment  No.  36,  10/29/98,  and  incorporated  herein  by reference.

       (c)  (i)   Specimen Class A Share  Certificate:  Previously  filed with
Registrant's Post-Effective Amendment No. 32, 10/24/96, and incorporated herein by reference.

            (ii) Specimen Class B Share Certificate: Previously filed with Registrant's Post-Effective Amendment No. 32, 10/24/96, and incorporated herein by reference.

            (iii) Specimen Class C Share Certificate: Previously filed with Registrant's Post-Effective Amendment No. 32, 10/24/96, and incorporated herein by reference.

            (iv) Specimen Class Y Share Certificate: Previously filed with Registrant's Post-Effective Amendment No. 35, 5/18/98, and incorporated herein by reference.

(d) Investment Advisory Agreement dated 5/25/95: Previously filed with Registrant's Post-Effective Amendment No. 28, 5/26/95, and incorporated herein by reference.


(e)   (i)   General  Distributor's   Agreement  dated  12/10/92:   Filed  with
      Registrant's Post-Effective Amendment No. 21, 8/20/93, and incorporated herein by reference.

      Form of Oppenheimer Funds Distributor Inc. Dealer Agreement - Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

(iii) Form of OppenheimerFunds Distributor, Inc. Broker Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

(iv) Form of OppenheimerFunds Distributor, Inc. Agency Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (f) (i) Retirement Plan for Non-Interested Trustees or Directors (adopted by Registrant - 6/7/90): Previously filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 33, of the Registration Statement for Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

(g) Custody Agreement dated 11/12/92: Filed with Post-Effective Amendment No. 21 of the Registrant's Registration Statement, 8/20/93, and incorporated herein by reference.

(h)   Not applicable.

(i)  Opinion  and  Consent  of  Counsel  dated  5/18/98:  Previously  filed with
Registrant's Post-Effective Amendment No. 35 to Registrant's Registration Statement, 5/18/98, and incorporated herein by reference.


(j)   Independent Auditors Consent:  Filed herewith.


(k)   Not applicable.

(l)   No applicable.

      (m) (i) Service Plan and Agreement for Class A shares under Rule 12b-1 of the Investment Company Act of 1940 dated as of 6/10/93: Filed with Registrant's Post-Effective Amendment No. 24, 8/24/94, and incorporated herein by reference.


      (ii) Amended and Restated Distribution and Service Plan and Agreement for Class B Shares dated 2/12/98: Previously filed with Post-Effective Amendment No. 36, 10/29/98, and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement for Class C Shares dated 2/12/98: Previously filed with Post-Effective Amendment No. 36, 10/29/98, and incorporated herein by reference.

(n)   (i)   Financial Data Schedule for Class A Shares:  Filed herewith.

      (ii)  Financial Data Schedule for Class B Shares:  Filed herewith.

      (iii) Financial Data Schedule for Class C Shares:  Filed herewith.

      (iv)  Financial Data Schedule for Class Y Shares:  Filed herewith.


(o) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/25/98: Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98, and incorporated herein by reference.

--    Powers of Attorney  (including  Certified  Board  resolutions):  For all trustees except (Bridget Macaskill) filed with post-Effective Amendment No. 21 of the Registrant's Registration Statement, 8/20/93, and incorporated herein by reference. For Ms. Macaskill, filed with post-effective Amendment No. 33 of the Registrant's Registration Statement, 12/15/97, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


              Item 26. Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


------------------------------------------------------------------------------
Name and Current Position     Other Business and Connections
------------------------------------------------------------------------------
with OppenheimerFunds, Inc.         During the Past Two Years


Charles E. Albers,
Senior Vice President   An  officer  and/or  portfolio  manager  of certain
                                    Oppenheimer  funds  (since April 1998);
                                    a    Chartered    Financial    Analyst;
                                    formerly,    a   Vice   President   and
                                    portfolio    manager    for    Guardian
                                    Investor   Services,   the   investment
                                    management  subsidiary  of The Guardian
                                    Life Insurance Company (since 1972).

Edward Amberger,
Assistant Vice President            Formerly    Assistant   Vice    President,
                                    Securities   Analyst  for  Morgan  Stanley
                                    Dean Witter (May 1997 - April  1998);  and
                                    Research  Analyst  (July 1996 - May 1997),
                                    Portfolio  Manager  (February  1992 - July
                                    1996) and Department Manager (June 1988 to February 1992) for The Bank of New
                                    York.

Mark J.P. Anson,
Vice President                      Vice President of  Oppenheimer  Real Asset
                                    Management,   Inc.  ("ORAMI");   formerly,
                                    Vice  President of Equity  Derivatives  at
                                    Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  Senior Vice President
                                    of    HarbourView     Asset     Management
                                    Corporation   ("HarbourView");   prior  to
                                    March,  1996  he  was  the  senior  equity
                                    portfolio  manager for the Panorama Series
                                    Fund,   Inc.  (the  "Company")  and  other
                                    mutual funds and pension  funds managed by
                                    G.R.  Phelps & Co. Inc.  ("G.R.  Phelps"),
                                    the Company's former  investment  adviser,
                                    which  was  a  subsidiary  of  Connecticut
                                    Mutual  Life  Insurance  Company;  he  was
                                    also  responsible  for managing the common
                                    stock    department   and   common   stock
                                    investments  of  Connecticut  Mutual  Life
                                    Insurance Co.

Lawrence Apolito,
Vice President                      None.

Victor Babin,
Senior Vice President               None.

Bruce Bartlett,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds.  Formerly,  a
                                    Vice   President   and  Senior   Portfolio
                                    Manager  at  First of  America  Investment
                                      Corp.

George Batejan,
Executive Vice President,
Chief Information Officer           Formerly  Senior  Vice  President,   Group
                                    Executive,  and Senior Systems Officer for
                                    American   International   Group  (October
                                    1994 - May, 1998).

John R. Blomfield,
Vice President                      Formerly     Senior    Product     Manager
                                    (November,   1995  -   August,   1997)  of
                                    International   Home  Foods  and  American
                                    Home  Products  (March,  1994  -  October,
                                    1996).
Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President Formerly, Vice President (January 1992 - February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                      Vice  President of Mutual Fund  Accounting
                                    (since  May  1996);  an  officer  of other
                                    Oppenheimer    funds;     formerly,     an
                                    Assistant  Vice  President  of  OFI/Mutual
                                    Fund Accounting (April 1994-May 1996), and a Fund Controller for OFI.

George C. Bowen,
Senior Vice President, Treasurer
and Director                        Vice  President   (since  June  1983)  and
                                    Treasurer    (since    March    1985)   of
                                    OppenheimerFunds  Distributor,  Inc.  (the
                                    "Distributor");   Vice  President   (since
                                    October 1989) and  Treasurer  (since April
                                    1986)   of   HarbourView;    Senior   Vice
                                    President     (since    February    1992),
                                    Treasurer  (since July 1991)and a director
                                    (since   December   1991)  of  Centennial;
                                    President,  Treasurer  and a  director  of
                                    Centennial   Capital   Corporation  (since
                                    June 1989);  Vice  President and Treasurer
                                    (since August 1978) and  Secretary  (since
                                    April 1981) of Shareholder Services,  Inc.
                                    ("SSI");  Vice  President,  Treasurer  and
                                    Secretary   of    Shareholder    Financial
                                    Services,  Inc.  ("SFSI")  (since November
                                    1989);  Assistant Treasurer of Oppenheimer
                                    Acquisition  Corp.  ("OAC")  (since March,
                                    1998);     Treasurer    of     Oppenheimer
                                    Partnership    Holdings,    Inc.    (since
                                    November   1989);   Vice   President   and
                                    Treasurer  of  ORAMI  (since  July  1996);
                                    an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                      None.

Susan Burton,
Vice President                      None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.

Michael Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds; Vice President of Centennial.

John Cardillo,
Assistant Vice President            None.

Erin Cawley,
Assistant Vice President            None.


H.C. Digby Clements,
Assistant Vice President:

Rochester Division                  None.

O. Leonard Darling,
Executive Vice President            Trustee   (1993  -  present)  of  Awhtolia
                                    College - Greece.

William DeJianne,                   None.
Assistant Vice President

Robert A. Densen,
Senior Vice President               None.

Sheri Devereux,
Assistant Vice President            None.

Craig P. Dinsell
Executive Vice President            Formerly,  Senior Vice  President of Human
                                    Resources for Fidelity  Investments-Retail
                                    Division (January,  1995 - January, 1996),
                                    Fidelity  Investments  FMR  Co.  (January,
                                    1996   -   June,    1997)   and   Fidelity
                                    Investments  FTPG  (June,  1997 - January,
                                    1998).

Robert Doll, Jr.,
Executive                           Vice  President & Director An officer and/or
                                    portfolio manager of certain Oppenheimer funds.

John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director        Executive Vice President  (since September
                                    1993),   and  a  director  (since  January
                                    1992) of the  Distributor;  Executive Vice
                                    President,  General Counsel and a director
                                    of    HarbourView,     SSI,    SFSI    and
                                    Oppenheimer   Partnership  Holdings,  Inc.
                                    since  (September  1995);  President and a
                                    director of  Centennial  (since  September
                                    1995);  President  and a director of ORAMI
                                    (since   July   1996);   General   Counsel
                                    (since  May  1996)  and  Secretary  (since
                                    April  1997) of OAC;  Vice  President  and
                                    Director        of        OppenheimerFunds
                                    International,     Ltd.    ("OFIL")    and
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other
                                    Oppenheimer funds.

Patrick Dougherty,                  None.
Assistant Vice President

Bruce Dunbar,                       None.
Vice President

Eric Edstrom,

Vice                                President   Formerly   an   Assistant   Vice
                                    President  and  National  Account  Executive
                                    (February  1996  -  August  1998)  for  MBNA
                                    America.


George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President            None.

Scott Farrar,
Vice President                      Assistant    Treasurer   of    Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  an  officer  of other  Oppenheimer
                                    funds;   formerly,   an   Assistant   Vice
                                    President of  OFI/Mutual  Fund  Accounting
                                    (April   1994-May   1996),   and  a   Fund
                                    Controller for OFI.

Leslie A. Falconio,
Assistant Vice President            None.

Katherine P. Feld,
Vice President and Secretary        Vice   President   and  Secretary  of  the
                                    Distributor;   Secretary  of  HarbourView,
                                    and Centennial;  Secretary, Vice President
                                    and   Director   of   Centennial   Capital
                                    Corporation; Vice President and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An  officer,   Director  and/or  portfolio
                                    manager  of  certain   Oppenheimer  funds;
                                    Presently  he holds  the  following  other
                                    positions:  Director  (since  1995) of ICI
                                    Mutual Insurance Company;  Governor (since
                                    1994)  of  St.  John's  College;  Director
                                    (since  1994 - present)  of  International
                                    Museum of  Photography  at George  Eastman
                                    House.  Formerly,  he held  the  following
                                    positions:   formerly,   Chairman  of  the
                                    Board  and  Director  of  Rochester   Fund
                                    Distributors,  Inc. ("RFD"); President and
                                    Director of Fielding  Management  Company,
                                    Inc.  ("FMC");  President  and Director of
                                    Rochester    Capital    Advisors,     Inc.
                                    ("RCAI");  Managing  Partner of  Rochester
                                    Capital  Advisors,   L.P.,  President  and
                                    Director of Rochester Fund Services,  Inc.
                                    ("RFS");   President   and   Director   of
                                    Rochester   Tax   Managed   Fund,    Inc.;
                                    Director (1993 - 1997) of VehiCare  Corp.;
                                    Director (1993 - 1996) of VoiceMode.

John Fortuna,
Vice President                      None.

Patricia Foster,
Vice President                      Formerly,    she   held   the    following
                                    positions:  An officer  of certain  former
                                    Rochester  funds  (May,  1993  -  January,
                                    1996);   Secretary  of  Rochester  Capital
                                    Advisors,  Inc. and General Counsel (June,
                                    1993 - January 1996) of Rochester  Capital
                                    Advisors, L.P.

Jennifer Foxson,
Vice President                      None.

Erin Gardiner,
Assistant Vice President            None.

Linda Gardner,
Vice President                      None.

Alan Gilston,
Vice President                      Formerly,  Vice President  (1987-1997) for
                                    Schroder Capital Management International.

Jill Glazerman,
Assistant Vice President            None.

Robyn Goldstein-Liebler
Assistant Vice President            None.

Mikhail Goldverg
Assistant Vice President            None.

Jeremy Griffiths,
Executive Vice President and
Chief Financial Officer             Chief  Financial   Officer  and  Treasurer
                                    (since   March,   1998)   of   Oppenheimer
                                    Acquisition Corp.; a Member and Fellow of the Institute of Chartered Accountants;
                                    formerly,  an accountant  for Arthur Young
                                    (London, U.K.).

Robert Grill,
Senior Vice President Formerly, Marketing Vice President for Bankers Trust Company (1993-1996); Steering Committee Member, Subcommittee Chairman for American Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Elaine T. Hamann,
Vice President                      Formerly, Vice President (September,  1989
                                    - January, 1997) of Bankers Trust Company.

Robert Haley
Assistant                           Vice President  Formerly,  Vice President of
                                    Information   Services  for  Bankers   Trust
                                    Company (January, 1991 - November, 1997).

Thomas B. Hayes,
Vice President                      None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a                                   division  of  the  Manager   President   and
                                    Director  of  SFSI;   President   and  Chief
                                    executive Officer of SSI.

Dorothy Hirshman,                   None.
Assistant Vice President

Merryl Hoffman,
Vice President                      None.

Nicholas Horsley,
Vice President                      Formerly,  a  Senior  Vice  President  and
                                    Portfolio  Manager  for  Warburg,   Pincus
                                    Counsellors, Inc. (1993-1997),  Co-manager
                                    of Warburg,  Pincus Emerging  Markets Fund
                                    (12/94  -  10/97),   Co-manager   Warburg,
                                    Pincus   Institutional   Emerging  Markets
                                    Fund - Emerging Markets  Portfolio (8/96 -
                                    10/97),  Warburg  Pincus  Japan  OTC Fund,
                                    Associate  Portfolio  Manager  of  Warburg
                                    Pincus  International Equity Fund, Warburg
                                    Pincus  Institutional  Fund - Intermediate
                                    Equity Portfolio,  and Warburg Pincus EAFE
                                    Fund.

Scott T. Huebl,
Assistant Vice President            None.

Richard Hymes,
Vice President                      None.

Jane Ingalls,
Vice President                      None.

Kathleen T. Ives,
Vice President                      None.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Thomas W. Keffer,
Senior Vice President               None.

Avram Kornberg,
Vice President                      None.

John Kowalik,
Senior Vice President               An officer  and/or  portfolio  manager for
                                    certain    OppenheimerFunds;     formerly,
                                    Managing  Director  and  Senior  Portfolio
                                    Manager  at  Prudential   Global  Advisors
                                    (1989 - 1998).

Joseph Krist,
Assistant Vice President            None.



Michael Levine,
Assistant Vice President            None.

Shanquan Li,
Vice President                      None.

Stephen F. Libera,
Vice President                      An officer  and/or  portfolio  manager for
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  a Vice  President  of
                                    HarbourView;  prior  to  March  1996,  the
                                    senior   bond   portfolio    manager   for
                                    Panorama  Series Fund Inc.,  other  mutual
                                    funds  and  pension  accounts  managed  by
                                    G.R.   Phelps;    also   responsible   for
                                    managing    the    public     fixed-income
                                    securities   department   at   Connecticut
                                    Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                      None.

Dan Loughran,
Assistant Vice President:
Rochester Division                  None.

David Mabry,
Assistant Vice President            None.

Steve Macchia,
Assistant Vice President            None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                        Chief Executive  Officer (since  September
                                    1995);  President and director (since June
                                    1991)  of  HarbourView;   Chairman  and  a
                                    director of SSI (since August  1994),  and
                                    SFSI (September  1995);  President  (since
                                    September  1995)  and  a  director  (since
                                    October  1990)  of OAC;  President  (since
                                    September  1995)  and  a  director  (since
                                    November      1989)     of     Oppenheimer
                                    Partnership  Holdings,   Inc.,  a  holding
                                    company  subsidiary  of OFI; a director of
                                    ORAMI (since July 1996) ; President  and a
                                    director  (since October 1997) of OFIL, an
                                    offshore  fund manager  subsidiary  of OFI
                                    and  Oppenheimer   Millennium   Funds  plc
                                    (since  October  1997);  President  and  a
                                    director  of other  Oppenheimer  funds;  a
                                    director  of  Hillsdown  Holdings  plc  (a
                                    U.K.   food   company);    formerly,    an
                                    Executive Vice President of OFI.

Wesley Mayer,
Vice President                      Formerly,  Vice President (January, 1995 -
                                    June,   1996)   of   Manufacturers    Life
                                    Insurance Company.

Loretta McCarthy,
Executive Vice President            None.

Kelley A. McCarthy-Kane
Assistant                           Vice President  Formerly,  Product  Manager,
                                    Assistant   Vice   President   (June   1995-
                                    October,   1997)  of  Merrill  Lynch  Pierce
                                    Fenner & Smith.

Beth Michnowski,
Assistant                           Vice  President  Formerly  Senior  Marketing
                                    Manager May, 1996 - June, 1997) and Director of Product Marketing (August, 1992 - May,
                                    1996) with Fidelity Investments.

Lisa Migan,
Assistant Vice President            None.



Denis R. Molleur,
Vice President                      None.

Nikolaos Monoyios,
Vice President                      A Vice President and/or portfolio  manager
                                    of certain  Oppenheimer funds (since April
                                    1998);  a  Certified   Financial  Analyst;
                                    formerly, a Vice President and portfolio manager for Guardian Investor Services, the management subsidiary of The Guardian
                                    Life Insurance Company (since 1979).

Linda Moore,
Vice President                      Formerly,    Marketing    Manager    (July
                                    1995-November  1996) for Chase  Investment
                                    Services Corp.

Kenneth Nadler,
Vice President                      None.


David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                  None.

Gina M. Palmieri,
Assistant Vice President            None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Phillips
Assistant Vice President            None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,
Assistant                           Vice  President  Formerly,   Assistant  Vice
                                    President (April,  1995 - January,  1998) of
                                    Van Kampen American Capital.

Russell Read,
Senior Vice President               Vice President of  Oppenheimer  Real Asset
                                    Management, Inc. (since March, 1995).

Thomas Reedy,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division  None
Ruxandra Risko,
Vice President                      None.

Michael S. Rosen,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President & Director None.

Valerie Sanders,
Vice President                      None.

Ellen Schoenfeld,
Assistant Vice President            None.

Stephanie Seminara,
Vice President                      None.

Michelle Simone,
Assistant Vice President            None.

Richard Soper,
Vice President                      None.

Stuart J. Speckman
Vice President                      Formerly,  Vice  President and  Wholesaler
                                    for Prudential Securities (December,  1990
                                    - July, 1997).
Nancy Sperte,
Executive Vice President            None.

Donald W. Spiro,
Chairman Emeritus and Director      Vice  Chairman  and  Trustee  of  the  New
                                    York-based  Oppenheimer  Funds;  formerly,
                                    Chairman    of   the   Manager   and   the
                                  Distributor.

Richard A. Stein,
Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
of Retirement Plans                 None.

Michael C. Strathearn,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; a Vice President of
                                  HarbourView.

James C. Swain,
Vice Chairman of the Board Chairman, CEO and Trustee, Director or Managing Partner of the Denver-based Oppenheimer Funds; formerly, President and Director of OAMC, CAMC and Chairman of the Board of SSI.

Susan Switzer,

Assistant Vice President            None.


Anthony A. Tanner,

Vice President:  Rochester Division None.


James Tobin,
Vice President                      None.

Susan Torrisi,
Assistant Vice President            None.

Jay Tracey,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President            None.

Maureen VanNorstrand,
Assistant Vice President            None.

Ashwin Vasan,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Teresa Ward,
Assistant Vice President            None.

Jerry Webman,
Senior Vice President               Director  of  New  York-based   tax-exempt
                                    fixed income Oppenheimer funds.

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Kenneth B. White,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; Vice President of
                                  HarbourView.

William L. Wilby,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of HarbourView.

Carol Wolf,
Vice President          An  officer  and/or  portfolio  manager  of certain
                                    Oppenheimer  funds;  Vice  President of
                                    Centennial;  Vice  President,   Finance
                                    and   Accounting;   Point  of  Contact:
                                    Finance    Supporters    of   Children;
                                    Member of the Oncology  Advisory  Board
                                    of the Childrens Hospital.

Caleb Wong,
Assistant Vice President            None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel Assistant Secretary of SSI (since May 1985), SFSI (since November 1989), OFIL (since 1998), Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Arthur J. Zimmer,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.


The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as

set forth below:

New York-based Oppenheimer Funds

Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
                                           Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer  Cash Reserves
Oppenheimer  Champion  Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer  International Bond Fund
Oppenheimer  Limited-Term  Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer  Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

                                Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal             Positions & Offices         Positions & Offices
Business Address             with Underwriter            with Registrant

Jason Bach                   Vice President              None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe                  Vice President              None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship       Vice President              None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)           Vice President and          Vice President and
                             Treasurer                   Treasurer of the
                                                         Oppenheimer funds.

Peter W. Brennan             Vice President              None
1940 Cotswold Drive
Orlando, FL 32825

Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins            Vice President              None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin             Vice President              None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman               Vice President              None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone         Vice President              None
5105 Aldrich Avenue South
Minneapolis, MN 55403

Rhonda Dixon-Gunner(1)       Assistant Vice President    None

Andrew John Donohue(2)       Executive Vice              Secretary of the
                             President & Director        Oppenheimer funds.
                               And General Counsel

John Donovan                 Vice President              None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris               Vice President              None
4104 Harlanwood Drive
Fort Worth, TX 76109

Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President              None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio                 Vice President              None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                   Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                 Vice President              None
412 Commons Way
Doylestown, PA 18901

Patrice Falagrady(1)         Senior Vice President       None

Eric Fallon                  Vice President              None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)         Vice President              None
& Secretary

Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None

Ronald R. Foster             Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells       Vice President              None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto             Vice President              None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans                Vice President              None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity            Vice President              None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles                   Vice President              None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)               Vice President/National     None
Sales Manager

Michael Guman                Vice President              None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton               Vice President              None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger            Vice President              None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)              Assistant Vice President    None

Kathleen T. Ives(1)          Vice President              None

Eric K. Johnson              Vice President              None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                 Vice President              None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)             Vice President              None

Brian Kelly                  Vice President              None
60 Larkspur Road
Fairfield, CT  06430

John Kennedy                 Vice President              None
799 Paine Drive
Westchester, PA  19382

Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                Vice President              None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)               Vice President/             None
                                Director of Sales

Oren Lane                    Vice President              None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson                  Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang             Senior Vice President       None
54511 Southern Hills
LaQuinta, CA  92253

Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747

James Loehle                 Vice President              None
2714 Orchard Terrace
Linden, NJ  07036

Steve Manns                  Vice President              None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                  Vice President              None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters                Vice President              None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)              Assistant Vice President    None

Theresa-Marie Maynier        Vice President              None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello          Vice President              None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough               Vice President              None
3812 Leland Street
Chevey Chase, MD  20815

Wayne Meyer                  Vice President              None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura        Vice President              None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                 Vice President              None
2408 Eagleridge Dr.
Henderson, NV  89014

Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski             Vice President              None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit            Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                Vice President              None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                Vice President              None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)              Senior Vice President       None

Minnie Ra                    Vice President              None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                Vice President              None
378 Elm Street
Denver, CO 80220

Michael Raso                 Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)         Vice President              None

Douglas Rentschler           Vice President              None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ian Robertson                Vice President              None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)          Vice President              None

Kenneth Rosenson             Vice President              None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)                President                   None

Timothy Schoeffler           Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                   Vice President              None
862 McNeill Circle
Woodland, CA  95695

Robert Shore                 Vice President              None
26 Baroness Lane
Laguna Niguel, CA 92677

Timothy Stegner              Vice President              None
794 Jackson Street
Denver, CO 80206

Peter Sullivan               Vice President              None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis                Vice President              None
44 Abington Road
Danvers, MA  0923

Brian Summe                  Vice President              None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney               Vice President              None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum         Vice President              None
704 Inwood
 Southlake, TX  76092

David G. Thomas              Vice President              None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Sarah Turpin                 Vice President              None
2201 Wolf Street, #5202
Dallas, TX 75201

Andrea Walsh(1)              Vice President              None

Suzanne Walters(1)           Assistant Vice President    None

Mark Stephen Vandehey(1)     Vice President              None

James Wiaduck                Vice President              None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331


(1)   6803 South Tucson Way, Englewood, CO  80112
(2)   Two World Trade Center, New York, NY  10048
(3)   350 Linden Oaks, Rochester, NY  14623

      (c)   Not applicable.


                          Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 S. Tucson Way, Englewood, CO 80112.


                                 Item 29. Management Services

Not applicable

                                    Item 30. Undertakings

(a)  Not applicable

(b)  Not applicable

(c)  Not applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of December, 1998.


                                             Oppenheimer U.S. Government Trust

------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                 By:  /s/ Bridget A. Macaskill               *
                                               Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date


/s/ Leon Levy*                      Chairman of the         December 21, 1998
-------------------------------------         Board of Trustees
Leon Levy

/s/ Donald W. Spiro*                       Vice Chairman and
December 21, 1998
-------------------------------------         Trustee
Donald W. Spiro

/s/ George Bowen*                   Treasurer and             December

21, 1998
-------------------------------------         Principal Financial
George Bowen                        and Accounting
                                     Officer


/s/ Robert G. Galli*                       Trustee
December 21, 1998

-------------------------------------
Robert G. Galli


/s/ Benjamin Lipstein*              Trustee                       December
21, 1998

-------------------------------------
Benjamin Lipstein


/s/ Bridget A. Macaskill*                  President,
December 21, 1998
-------------------------------------         Principal Executive
Bridget A. Macaskill                       Officer, Trustee

/s/ Elizabeth B. Moynihan*                 Trustee
December 21, 1998

-------------------------------------
Elizabeth B. Moynihan


/s/ Kenneth A. Randall*             Trustee                       December
21, 1998

-------------------------------------
Kenneth A. Randall


/s/ Edward V. Regan*                       Trustee
December 21, 1998

-------------------------------------
Edward V. Regan


/s/ Russell S. Reynolds, Jr.*              Trustee
December 21, 1998

-------------------------------------
Russell S. Reynolds, Jr.


/s/ Pauline Trigere*                       Trustee
December 21, 1998

-------------------------------------
Pauline Trigere


/s/ Clayton K. Yeutter*             Trustee                       December
21, 1998

-------------------------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                        OPPENHEIMER U.S. GOVERNMENT TRUST
                                  EXHIBIT INDEX





Exhibit No.       Description


23(j)             Independent Auditors Consent

23(n)(i)          Financial Data Schedule for Class A Shares
23(n)(ii)         Financial Data Schedule for Class B Shares
23(n)(iii)        Financial Data Schedule for Class C Shares
23(n)(iv)         Financial Data Schedule for Class Y Shares






































--------